UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED

                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-1355

                                 The Alger Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                   111 Fifth Avenue, New York, New York 10003
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              MR. GREGORY S. DUCH
                          FRED ALGER MANAGEMENT, INC.
                                111 FIFTH AVENUE
                               NEW YORK, NY 10003
                     ---------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end:   October 31
Date of reporting period:  April 30, 2003

Item 1. REPORTS TO STOCKHOLDERS


                                                              THE ALGER FUND


                                             ALGER LARGECAP GROWTH PORTFOLIO
                                        ALGER SMALL CAPITALIZATION PORTFOLIO
                                                    ALGER BALANCED PORTFOLIO
                                               ALGER MIDCAP GROWTH PORTFOLIO
                                        ALGER CAPITAL APPRECIATION PORTFOLIO
                                             ALGER HEALTH SCIENCES PORTFOLIO
                                         ALGER SMALLCAP AND MIDCAP PORTFOLIO
                                                ALGER MONEY MARKET PORTFOLIO


                                                          SEMI-ANNUAL REPORT
                                                              APRIL 30, 2003
                                                                 (UNAUDITED)



                                                                      [LOGO]

TABLE OF CONTENTS


THE ALGER FUND

Letter to Our Shareholders...............................................   1
Schedules of Investments.................................................   3
Financial Highlights.....................................................  30
Statements of Assets and Liabilities.....................................  40
Statements of Operations.................................................  42
Statements of Changes in Net Assets......................................  44
Notes to Financial Statements............................................  48

Dear Shareholders,

                                                                   June 16, 2003


      Slow, steady economic growth; reliable consumers; tentative corporations; and war. That is the short answer to the question: what happened during the six months ended April 30? The last two months of 2002 saw the equity markets recover from their lows of October 9, though a significant portion of those gains were in technology stocks and were then given up in the first weeks of 2003 because the fundamentals had not yet improved.

      However, throughout this period, the economy remained in a steady growth pattern. It was not a dramatic period. Consumer spending accounted for most of the economic growth. Consumers were aided by historically low interest rates, already well below 4% on the 10-year note by April and continually decreasing thereafter. Low rates led to another wave of mortgage refinancing, which put more money in people's pockets. That refinancing boom, combined with increased federal spending, tax cuts, and a Federal Reserve that has kept short-term rates very low, buoyed consumer spending during a time of weak employment, tentative companies, and tumultuous international affairs.

      A cold and snowy February of 2003 combined with rising tension and concern about Iraq dampened economic activity across the board. Consumers pared back purchases on certain items, and companies were loathe to undertake capital expenditures ahead of the war. As a result, the economy grew at an annual rate of less than 2% for the first quarter of 2003. However, when it became clear in early March that war was inevitable, the markets rallied. It is often said that the markets hate uncertainty. The rally that began in March was certainly a testament to that notion. The markets seesawed during the uncertain first days of the war, but then resumed their upward movement as Saddam Hussein's regime crumbled. The result was that from November 1, 2002 through April 30, 2003, the Dow rose 2.1%, the S&P 500 was up 4.5%, and the NASDAQ gained 10.1%.

      Now, for the first time in over two years, Wall Street has begun to look to the future. Companies that can show healthy balance sheets and an ability to improve productivity and expand their businesses are becoming attractive to investors. That is as it should be, but it has not been the case for quite a while. The markets and the country in general are beginning to emerge from two years that included a recession, terrorism, war, and corporate scandals. Sentiment has slowly been shifting away from fear and toward guarded hope. That shift should lead to support for higher levels for the equity markets. That does not mean a return to irrational exuberance, but it does mean a more balanced market where good companies and good stock picking are rewarded.

      Respectfully submitted,

      /s/ Dan C. Chung
      ----------------
      Dan C. Chung
      Chief Investment Officer

                      [This page intentionally left blank]

THE ALGER FUND                                                               -3-
ALGER LARGECAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2003


COMMON STOCKS--98.2%                                     SHARES         VALUE
                                                         -------        -----

AUTOMOTIVE--1.6%
Harley-Davidson, Inc. ..........................         181,100     $ 8,048,084
                                                                     -----------
BANKS--1.6%
Mellon Financial Corporation ...................         312,700       8,270,915
                                                                     -----------
BIOTECHNOLOGY--4.0%
Amgen Inc.* ....................................         116,441       7,138,998
Biogen, Inc.* ..................................         208,900       7,936,111
Genzyme Corp.-General Division* ................         121,900       4,910,132
                                                                     -----------
                                                                      19,985,241
                                                                     -----------
COMMERCIAL SERVICES & SUPPLIES--2.3%
Concord EFS, Inc.* .............................         824,550      11,403,526
                                                                     -----------
COMMUNICATION EQUIPMENT--5.2%
Cisco Systems, Inc.* ...........................         882,320      13,270,093
Nokia Corporation, ADR .........................         774,875      12,839,679
                                                                     -----------
                                                                      26,109,772
                                                                     -----------
COMPUTERS & PERIPHERALS--5.1%
Dell Computer Corporation* .....................         335,715       9,705,521
EMC Corporation* ...............................         895,450       8,139,640
Sun Microsystems, Inc.* ........................       2,206,850       7,282,605
                                                                     -----------
                                                                      25,127,766
                                                                     -----------
DIVERSIFIED FINANCIALS--4.1%
Affiliated Managers Group, Inc.*+ ..............         110,000       5,094,100
Citigroup Inc. .................................         260,470      10,223,447
Merrill Lynch & Co., Inc. ......................         130,600       5,361,130
                                                                     -----------
                                                                      20,678,677
                                                                     -----------
ENERGY EQUIPMENT & SERVICES--.5%
BJ Services Company* ...........................          71,250       2,601,337
                                                                     -----------
FREIGHT & LOGISTICS--2.1%
FedEx Corp. ....................................         178,120      10,665,826
                                                                     -----------
HEALTH CARE EQUIPMENT & SUPPLIES--4.8%
Alcon, Inc.*+ ..................................         188,900       8,321,045
Boston Scientific Corporation* .................         194,700       8,381,835
Zimmer Holdings, Inc.* .........................         147,450       6,915,405
                                                                     -----------
                                                                      23,618,285
                                                                     -----------
HEALTH CARE PROVIDERS & SERVICES--3.1%
HCA Inc. .......................................         264,150       8,479,215
UnitedHealth Group Incorporated ................          74,550       6,868,292
                                                                     -----------
                                                                      15,347,507
                                                                     -----------
INDUSTRIAL CONGLOMERATES--6.2%
General Electric Company .......................         546,350      16,090,007
Tyco International Ltd. ........................         931,000      14,523,600
                                                                     -----------
                                                                      30,613,607
                                                                     -----------

THE ALGER FUND                                                               -4-
ALGER LARGECAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2003


COMMON STOCKS--(CONT.)                                   SHARES         VALUE
                                                         -------        -----

INSURANCE--3.6%
AFLAC Incorporated .............................         109,250     $ 3,573,567
American International Group, Inc. .............         187,440      10,862,148
Travelers Property Casualty Corp. Cl. A ........         230,650       3,743,450
                                                                     -----------
                                                                      18,179,165
                                                                     -----------
INTERNET & CATALOG RETAIL--4.5%
Amazon.com, Inc.* ..............................          97,800       2,803,926
eBay Inc.*+ ....................................         156,080      14,479,542
USA Interactive*+ ..............................         187,000       5,600,650
                                                                     -----------
                                                                      22,884,118
                                                                     -----------
INTERNET SOFTWARE & SERVICES--1.6%
Yahoo! Inc.* ...................................         313,000       7,756,140
                                                                     -----------
MEDIA--3.6%
Disney (Walt) Company ..........................         328,650       6,132,609
Viacom Inc. Cl. B* .............................         270,515      11,743,056
                                                                     -----------
                                                                      17,875,665
                                                                     -----------
MULTILINE RETAIL--2.8%
Wal-Mart Stores, Inc. ..........................         248,250      13,981,440
                                                                     -----------
OIL & GAS--1.8%
Devon Energy Corporation .......................         186,420       8,808,345
                                                                     -----------
PERSONAL PRODUCTS--1.0%
Avon Products, Inc. ............................          85,000       4,944,450
                                                                     -----------
PHARMACEUTICALS--13.3%
Abbott Laboratories ............................         235,110       9,552,519
Bristol-Myers Squibb Company ...................         372,450       9,512,373
Johnson & Johnson ..............................         236,730      13,342,103
Merck & Co., Inc. ..............................         164,650       9,579,337
Pfizer Inc. ....................................         415,037      12,762,388
Teva Pharmaceutical Industries Ltd. ADR+ .......          88,000       4,109,600
Wyeth ..........................................         175,930       7,658,233
                                                                     -----------
                                                                      66,516,553
                                                                     -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--6.1%
Applied Materials, Inc.* .......................         160,900       2,349,140
Intel Corporation ..............................         667,000      12,272,800
Linear Technology Corporation ..................         218,980       7,548,241
Taiwan Semiconductor Manufacturing
  Company Ltd. ADR* ............................       1,006,250       8,422,312
                                                                     -----------
                                                                      30,592,493
                                                                     -----------
SOFTWARE--9.6%
Microsoft Corporation ..........................         636,080      16,264,566
Oracle Corporation* ............................       1,058,900      12,579,732
Synopsys, Inc.* ................................         161,700       7,865,088
VERITAS Software Corporation* ..................         515,600      11,348,356
                                                                     -----------
                                                                      48,057,742
                                                                     -----------

THE ALGER FUND                                                               -5-
ALGER LARGECAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2003


COMMON STOCKS--(CONT.)                                  SHARES          VALUE
                                                        -------         -----

SPECIALTY RETAIL--7.1%
Best Buy Co., Inc.* ............................        318,200    $ 11,003,356
Gap, Inc. ......................................        738,000      12,272,940
Home Depot, Inc. ...............................        272,200       7,656,986
Lowe's Companies, Inc. .........................        107,615       4,723,222
                                                                   ------------
                                                                     35,656,504
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES--2.6%
Vodafone Group PLC
  Sponsored ADR+ ...............................        665,000      13,140,400
                                                                   ------------
Total Common Stocks
  (Cost $450,566,433) ..........................                    490,863,558
                                                                   ------------
                                                     PRINCIPAL
SHORT-TERM INVESTMENTS--11.5%                         AMOUNT
                                                     ---------
U.S. GOVERNMENT & AGENCY OBLIGATIONS--3.3%
Federal National Mortgage Association, 1.25%,
  5/1/03 (Cost $16,400,000) ....................    $16,400,000      16,400,000
                                                                   ------------

OTHER SHORT-TERM INVESTMENTS--8.2%                    SHARES
                                                     --------
Security Lending Quality Trust
  (Cost $40,875,561)(b) ........................    40,875,561       40,875,561
                                                                   ------------
Total Short-Term Investments
  (Cost $57,275,561) ...........................                     57,275,561
                                                                   ------------


Total Investments
  (Cost $507,841,994)(a) .......................         109.7%     548,139,119
Liabilities in Excess of
  Other Assets .................................          (9.7)     (48,407,265)
                                                        ------     ------------
Net Assets .....................................         100.0%    $499,731,854
                                                        ======     ============






----------
*    Non-income producing security.
+    Securities Partially or Fully on Loan.
(a) At April 30, 2003, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $556,272,116, amounted to $8,132,997 which consisted of aggregate gross unrealized appreciation of $33,498,030 and aggregate gross unrealized depreciation of $41,631,027.
(b)  Represents investment of cash collateral received for securities on loan.


                       See Notes to Financial Statements.

THE ALGER FUND                                                               -6-
ALGER SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2003


COMMON STOCKS--96.6%                                      SHARES        VALUE
                                                          -------       -----

AEROSPACE & DEFENSE--2.4%
Alliant Techsystems Inc.* ........................         37,900   $  2,035,988
Veridian Corporation* ............................         97,000      1,842,030
                                                                    ------------
                                                                       3,878,018
                                                                    ------------
AIR FREIGHT & LOGISTICS--2.6%
J.B. Hunt Transport Services, Inc.* ..............         62,200      2,149,010
Pacer International, Inc.* .......................        132,910      2,113,269
                                                                    ------------
                                                                       4,262,279
                                                                    ------------
AUTO COMPONENTS--.4%
BorgWarner, Inc. .................................         12,650        742,175
                                                                    ------------
BANKS--5.5%
BankAtlantic Bancorp, Inc. Cl. A .................         70,600        813,312
Brookline Bancorp, Inc. ..........................         97,550      1,304,244
City National Corporation ........................         22,710        934,971
Independence Community Bank Corp. ................         73,550      1,923,332
Southwest Bancorporation of Texas, Inc.* .........         37,550      1,275,949
UCBH Holdings, Inc. ..............................        107,900      2,744,976
                                                                    ------------
                                                                       8,996,784
                                                                    ------------
BEVERAGES--1.2%
Constellation Brands, Inc. Cl. A* ................         76,650      2,054,986
                                                                    ------------
BIOTECHNOLOGY--4.2%
Affymetrix Inc.* .................................         43,900        814,345
Alkermes, Inc.* ..................................        103,350      1,031,433
BioMarin Pharmaceutical Inc.* ....................         71,400        783,972
Charles River Laboratories International, Inc.* ..         36,200        982,830
Millennium Pharmaceuticals, Inc.* ................        154,800      1,702,800
Neurocrine Biosciences, Inc.* ....................         17,350        785,088
QLT Inc.* ........................................         30,400        353,856
Trimeris, Inc.* ..................................          9,350        415,046
                                                                    ------------
                                                                       6,869,370
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES--10.5%
Alliance Data Systems Corporation* ...............         67,200      1,411,200
Amdocs Limited* ..................................        157,200      2,776,152
BISYS Group, Inc. (The)* .........................        149,160      2,517,821
Career Education Corporation* ....................         28,750      1,728,738
ChoicePoint Inc.* ................................         42,316      1,492,908
Corinthian Colleges, Inc.* .......................         58,550      2,681,005
Education Management Corporation* ................         44,800      2,187,136
FTI Consulting, Inc.* ............................         37,200      1,683,300
Hewitt Associates, Inc.* .........................         29,750        824,373
                                                                    ------------
                                                                      17,302,633
                                                                    ------------

THE ALGER FUND                                                               -7-
ALGER SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2003


COMMON STOCKS--(CONT.)                                   SHARES         VALUE
                                                         -------        -----

COMMUNICATION EQUIPMENT--1.5%
Emulex Corporation* ..........................           60,200     $  1,233,498
Foundry Networks, Inc.* ......................           30,000          326,400
NetScreen Technologies, Inc.* ................           47,300          959,244
                                                                    ------------
                                                                       2,519,142
                                                                    ------------
COMPUTERS & PERIPHERALS--.6%
Western Digital Corporation* .................          102,700          958,191
                                                                    ------------
DIVERSIFIED FINANCIALS--3.6%
Affiliated Managers Group, Inc.* .............           44,950        2,081,635
Doral Financial Corp. ........................           65,550        2,622,656
First Niagara Financial Group Inc. ...........          101,550        1,233,832
                                                                    ------------
                                                                       5,938,123
                                                                    ------------
DIVERSIFIED TELECOMMUNICATION
  SERVICES--1.0%
Commonwealth Telephone Enterprises, Inc.* ....           41,725        1,658,569
                                                                    ------------
ELECTRICAL EQUIPMENT--1.3%
AMETEK, Inc. .................................           55,525        2,093,293
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.5%
Benchmark Electronics, Inc.* .................           42,290        1,097,426
FLIR Systems, Inc.* ..........................           25,900        1,348,872
                                                                    ------------
                                                                       2,446,298
                                                                    ------------
ENERGY EQUIPMENT & SERVICES--2.6%
Cooper Cameron Corporation* ..................           41,750        1,998,155
Smith International, Inc.* ...................           62,900        2,236,724
                                                                    ------------
                                                                       4,234,879
                                                                    ------------
FOOD PRODUCTS--1.2%
American Italian Pasta Company Cl. A* ........           44,480        1,961,568
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.9%
CTI Molecular Imaging, Inc.*+ ................           75,100        1,378,836
Edwards Lifesciences Corporation* ............           46,800        1,351,116
Respironics, Inc.* ...........................           56,250        2,161,125
STERIS Corporation* ..........................           84,780        1,924,506
Wright Medical Group, Inc.* ..................           63,310        1,201,624
                                                                    ------------
                                                                       8,017,207
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES--4.0%
Covance Inc.* ................................           76,080        1,348,898
LifePoint Hospitals, Inc.* ...................           82,800        1,616,256
Mid Atlantic Medical Services, Inc.* .........           54,200        2,360,410
VCA Antech, Inc.* ............................           78,000        1,309,542
                                                                    ------------
                                                                       6,635,106
                                                                    ------------

THE ALGER FUND                                                               -8-
ALGER SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2003


COMMON STOCKS--(CONT.)                                    SHARES        VALUE
                                                          -------       -----

HOTELS, RESTAURANTS & LEISURE--4.7%
Alliance Gaming Corporation* .....................        143,350   $  2,289,300
Applebee's International, Inc. ...................         72,975      1,999,515
California Pizza Kitchen, Inc.* ..................         74,900      1,509,984
Station Casinos, Inc.* ...........................         90,800      1,962,188
                                                                    ------------
                                                                       7,760,987
                                                                    ------------
INFORMATION TECHNOLOGY
  CONSULTING & SERVICES--3.3%
Acxiom Corporation* ..............................         82,800      1,155,888
CACI International Inc. Cl. A* ...................         49,000      1,711,570
Cognizant Technology Solutions Corporation Cl. A*          36,240        650,870
Manhattan Associates, Inc.* ......................         80,450      1,946,085
                                                                    ------------
                                                                       5,464,413
                                                                    ------------
INSURANCE--3.8%
Arch Capital Group Ltd.* .........................         64,800      2,255,688
RenaissanceRe Holdings Ltd. ......................         52,580      2,328,768
W. R. Berkley Corporation ........................         37,660      1,748,930
                                                                    ------------
                                                                       6,333,386
                                                                    ------------
INTERNET SOFTWARE & SERVICES--.8%
Digital Insight Corporation* .....................         84,100      1,359,056
                                                                    ------------
LEISURE EQUIPMENT & PRODUCTS--1.1%
Leapfrog Enterprises, Inc.* ......................         67,200      1,794,240
                                                                    ------------
MACHINERY--2.8%
Actuant Corporation Cl. A* .......................         54,400      2,018,240
AGCO Corporation* ................................         47,950        873,169
Pentair, Inc. ....................................         43,410      1,673,021
                                                                    ------------
                                                                       4,564,430
                                                                    ------------
MEDIA--3.6%
Entercom Communications Corp.* ...................         29,350      1,426,117
Media General, Inc. Cl. A ........................         38,220      2,100,571
Radio One, Inc. Cl. A* ...........................         71,600      1,111,948
TMP Worldwide, Inc.* .............................         81,750      1,370,947
                                                                    ------------
                                                                       6,009,583
                                                                    ------------
MULTILINE RETAIL--.5%
Nordstrom, Inc. ..................................         47,600        824,908
                                                                    ------------
OIL & GAS--2.5%
Noble Energy, Inc. ...............................         57,800      1,918,960
Pogo Producing Company ...........................         56,850      2,251,260
                                                                    ------------
                                                                       4,170,220
                                                                    ------------

THE ALGER FUND                                                               -9-
ALGER SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2003


COMMON STOCKS--(CONT.)                                    SHARES        VALUE
                                                          -------       -----

PHARMACEUTICALS--5.7%
IVAX Corporation* ................................        138,100   $  2,219,267
NPS Pharmaceuticals, Inc.* .......................         61,500      1,171,575
Pharmaceutical Resources, Inc.* ..................         44,550      1,957,972
Sepracor Inc.* ...................................         40,800        781,320
SICOR Inc.* ......................................         89,800      1,610,114
Taro Pharmaceutical Industries Ltd.* .............         38,150      1,745,744
                                                                    ------------
                                                                       9,485,992
                                                                    ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--6.6%
Cymer, Inc.* .....................................         48,250      1,377,538
Fairchild Semiconductor International, Inc. Cl. A*        132,250      1,569,807
Integrated Circuit Systems, Inc.* ................         54,850      1,191,342
International Rectifier Corporation* .............         69,900      1,581,138
Marvell Technology Group Ltd.* ...................         79,650      1,838,242
Power Integrations, Inc.* ........................         37,480        829,507
Semtech Corporation* .............................         83,650      1,330,035
Varian Semiconductor Equipment Associates, Inc.* .         50,970      1,174,858
                                                                    ------------
                                                                      10,892,467
                                                                    ------------
SOFTWARE--6.2%
Borland Software Corporation* ....................        174,300      1,580,901
Business Objects S.A. Sponsored ADR* .............         98,250      2,134,973
Documentum, Inc.* ................................         56,700      1,042,713
Fair Isaac Corporation ...........................         47,270      2,461,822
J. D. Edwards & Company* .........................        134,700      1,613,706
Synopsys, Inc.* ..................................         27,725      1,348,544
                                                                    ------------
                                                                      10,182,659
                                                                    ------------
SPECIALTY RETAIL--4.6%
AnnTaylor Stores Corporation* ....................         91,075      2,154,835
Chico's FAS, Inc.* ...............................         79,000      1,922,860
Hollywood Entertainment Corporation* .............         53,350        946,963
Rent-A-Center, Inc.* .............................         25,840      1,658,928
Urban Outfitters, Inc.* ..........................         30,300        903,546
                                                                    ------------
                                                                       7,587,132
                                                                    ------------
TEXTILES, APPAREL & LUXURY GOODS--1.4%
Coach, Inc.* .....................................         51,290      2,231,628
                                                                    ------------
Total Common Stocks
  (Cost $143,874,266) ............................                   159,229,722
                                                                    ------------

THE ALGER FUND                                                              -10-
ALGER SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2003


                                                       PRINCIPAL
SHORT-TERM INVESTMENTS--3.1%                             AMOUNT         VALUE
                                                       ---------        -----

U.S. GOVERNMENT & AGENCY OBLIGATIONS
Federal National Mortgage Association 1.25%, 5/1/03
  (Cost $5,150,000) ................................  $5,150,000    $  5,150,000
                                                                    ------------
Total Investments
  (Cost $149,024,266)(a) ...........................        99.7%    164,379,722
Other Assets in Excess of Liabilities ..............         0.3         464,418
                                                           -----    ------------
Net Assets .........................................       100.0%   $164,844,140
                                                           =====    ============








----------
 *  Non-income producing security.
 +  Securities Partially or Fully on Loan.
(a) At April 30, 2003, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $149,845,202, amounted to $14,534,520 which consisted of aggregate gross unrealized appreciation of $22,115,633 and aggregate gross unrealized depreciation of $7,581,113.


                       See Notes to Financial Statements.

THE ALGER FUND                                                              -11-
ALGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2003


COMMON STOCKS--60.0%                                     SHARES         VALUE
                                                         ------         -----

AUTOMOTIVE--1.0%
Harley-Davidson, Inc. ........................           56,700     $  2,519,747
                                                                    ------------
BANKS--.7%
Mellon Financial Corporation .................           68,950        1,823,728
                                                                    ------------
BIOTECHNOLOGY--2.5%
Amgen Inc.* ..................................           37,926        2,325,243
Biogen, Inc.* ................................           66,100        2,511,139
Genzyme Corp.-General Division* ..............           39,700        1,599,116
                                                                    ------------
                                                                       6,435,498
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES--1.2%
Concord EFS, Inc.* ...........................          219,200        3,031,536
                                                                    ------------
COMMUNICATION EQUIPMENT--3.3%
Cisco Systems, Inc.* .........................          282,400        4,247,296
Nokia Corporation, ADR .......................          253,350        4,198,010
                                                                    ------------
                                                                       8,445,306
                                                                    ------------
COMPUTERS & PERIPHERALS--3.2%
Dell Computer Corporation* ...................          109,200        3,156,972
EMC Corporation * ............................          294,200        2,674,278
Sun Microsystems, Inc.* ......................          675,600        2,229,480
                                                                    ------------
                                                                       8,060,730
                                                                    ------------
DIVERSIFIED FINANCIALS--2.5%
Affiliated Managers Group, Inc.*+ ............           33,400        1,546,754
Citigroup Inc. ...............................           79,950        3,138,038
Merrill Lynch & Co., Inc. ....................           41,300        1,695,365
                                                                    ------------
                                                                       6,380,157
                                                                    ------------
ENERGY EQUIPMENT & SERVICES--.3%
BJ Services Company* .........................           21,850          797,744
                                                                    ------------
FREIGHT & LOGISTICS--1.1%
FedEx Corp. ..................................           47,275        2,830,827
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.9%
Alcon, Inc.* .................................           59,100        2,603,355
Boston Scientific Corporation* ...............           61,550        2,649,728
Zimmer Holdings, Inc.* .......................           45,175        2,118,707
                                                                    ------------
                                                                       7,371,790
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES--1.9%
HCA Inc. .....................................           80,300        2,577,630
UnitedHealth Group Incorporated ..............           24,425        2,250,275
                                                                    ------------
                                                                       4,827,905
                                                                    ------------
INDUSTRIAL CONGLOMERATES--3.6%
General Electric Company .....................          161,100        4,744,395
Tyco International Ltd. ......................          284,950        4,445,220
                                                                    ------------
                                                                       9,189,615
                                                                    ------------

THE ALGER FUND                                                              -12-
ALGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2003


COMMON STOCKS--(CONT.)                                   SHARES         VALUE
                                                         -------        -----

INSURANCE--2.4%
AFLAC Incorporated ...........................           34,500     $  1,128,495
American International Group, Inc. ...........           65,100        3,772,545
Travelers Property Casualty Corp. Cl. A ......           69,950        1,135,288
                                                                    ------------
                                                                       6,036,328
                                                                    ------------
INTERNET & CATALOG RETAIL--2.8%
Amazon.com, Inc.* ............................           29,900          857,233
eBay Inc.*+ ..................................           50,025        4,640,819
USA Interactive *+ ...........................           51,000        1,527,450
                                                                    ------------
                                                                       7,025,502
                                                                    ------------
INTERNET SOFTWARE & SERVICES--.6%
Yahoo! Inc.*+ ................................           62,250        1,542,555
                                                                    ------------
MEDIA--2.3%
Disney (Walt) Company ........................          103,950        1,939,707
Viacom Inc. Cl. B* ...........................           87,125        3,782,096
                                                                    ------------
                                                                       5,721,803
                                                                    ------------
MULTILINE RETAIL--1.7%
Wal-Mart Stores, Inc. ........................           76,300        4,297,216
                                                                    ------------
OIL & GAS--1.1%
Devon Energy Corporation+ ....................           61,050        2,884,613
                                                                    ------------
PERSONAL PRODUCTS--.6%
Avon Products, Inc. ..........................           28,000        1,628,760
                                                                    ------------
PHARMACEUTICALS--8.4%
Abbott Laboratories ..........................           75,260        3,057,814
Bristol-Myers Squibb Company .................          121,400        3,100,556
Johnson & Johnson ............................           77,400        4,362,264
Merck & Co., Inc. ............................           53,650        3,121,357
Pfizer Inc. ..................................          141,505        4,351,279
Teva Pharmaceutical Industries Ltd. ADR ......           20,500          957,350
Wyeth ........................................           53,835        2,343,438
                                                                    ------------
                                                                      21,294,058
                                                                    ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.7%
Applied Materials, Inc.* .....................           52,800          770,880
Intel Corporation ............................          217,400        4,000,160
Linear Technology Corporation ................           70,200        2,419,794
Taiwan Semiconductor Manufacturing
  Company Ltd. ADR* ..........................          250,390        2,095,764
                                                                    ------------
                                                                       9,286,598
                                                                    ------------
SOFTWARE--5.9%
Microsoft Corporation ........................          207,300        5,300,661
Oracle Corporation* ..........................          325,500        3,866,940
Synopsys, Inc.* ..............................           49,680        2,416,435
VERITAS Software Corporation* ................          158,500        3,488,585
                                                                    ------------
                                                                      15,072,621
                                                                    ------------

THE ALGER FUND                                                              -13-
ALGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2003


COMMON STOCKS--(CONT.)                                    SHARES        VALUE
                                                          ------        -----

SPECIALTY RETAIL--4.4%
Best Buy Co., Inc.* ...............................       97,800    $  3,381,924
Gap, Inc.+ ........................................      226,900       3,773,347
Home Depot, Inc. ..................................       85,200       2,396,676
Lowe's Companies, Inc. ............................       35,050       1,538,344
                                                                    ------------
                                                                      11,090,291
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES--1.9%
Vodafone Group PLC Sponsored ADR+ .................      243,850       4,818,476
                                                                    ------------

Total Common Stocks (Cost $139,105,264) ...........                  152,413,404
                                                                    ------------

                                                       PRINCIPAL
CORPORATE BONDS--16.2%                                  AMOUNT
                                                       ---------
AEROSPACE & DEFENSE--.4%
Boeing Capital Corp.,6.50%, 2/15/12+ ..............   $  425,000         454,742
Northrop Grumman Corporation,7.125%, 2/15/11 ......      435,000         491,067
                                                                    ------------
                                                                         945,809
                                                                    ------------
AUTOMOTIVE--.9%
Daimler Chrysler N.A. Holding Corp., 4.75%, 1/15/08      425,000         437,036
Ford Motor Credit Company, 7.375%, 2/1/11 .........    1,181,000       1,111,793
General Motors Acceptance Corp., 6.125%, 1/22/08 ..      834,000         836,685
                                                                    ------------
                                                                       2,385,514
                                                                    ------------
BANKS--1.5%
Associates Corp. of North America, 6.95%, 11/1/18 .    2,000,000       2,204,940
US Bancorp National Association, Minneapolis,
  6.50%, 2/1/08 ...................................      400,000         449,776
Washington Mutual, Inc., 4.375%, 1/15/08 ..........    1,050,000       1,089,701
                                                                    ------------
                                                                       3,744,417
                                                                    ------------
BEVERAGES--.9%
Anheuser-Busch Companies, Inc., 7.00%, 12/1/25 ....      650,000         703,547
Coca-Cola Enterprises Inc., 5.25%, 5/15/07 ........    1,500,000       1,602,435
                                                                    ------------
                                                                       2,305,982
                                                                    ------------
CABLE--.2%
Cox Communications, Inc., 7.125%, 10/1/12 .........      550,000         635,981
                                                                    ------------

COMMUNICATION SERVICES--.2%
AT&T Wireless Services Inc., 7.50%, 5/1/07 ........      520,000         582,364
                                                                    ------------

COMPUTERS & PERIPHERALS--.5%
IBM Corp., 6.22%, 8/1/27 ..........................    1,150,000       1,265,046
                                                                    ------------

DIVERSIFIED FINANCIALS--2.2%
Block Financial Corp., 8.50%, 4/15/07 .............      500,000         582,905
Goldman Sachs Group, Inc., 6.60%, 1/15/12 .........    2,000,000       2,268,340
Household Finance Corp., 4.625%, 1/15/08 ..........      275,000         283,569
J.P. Morgan Chase & Co., 6.625%, 3/15/12 ..........      750,000         845,115
Morgan Stanley Dean Witter, 6.75%, 4/15/11 ........    1,500,000       1,692,390
                                                                    ------------
                                                                       5,672,319
                                                                    ------------

THE ALGER FUND                                                              -14-
ALGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2003


                                                      PRINCIPAL
CORPORATE BONDS--(CONT.)                                AMOUNT          VALUE
                                                      ---------         -----

DIVERSIFIED TELECOMMUNICATION SERVICES--1.3%
Verizon Global Funding Corp., 7.375%, 9/1/12 ......   $  750,000    $    886,792
Verizon Wireless Capital LLC Note, 5.375%, 12/15/06    1,250,000       1,334,013
Verizon Wireless Capital Floating Rate Note,
  1.66%, 12/17/03 .................................    1,000,000       1,005,960
                                                                    ------------
                                                                       3,226,765
                                                                    ------------
ELECTRIC UTILITIES--1.6%
AEP Texas North Co. Sr. Note Series A
  5.50%, 3/1/13(a) ................................      523,000         541,002
Con Edison Company of New York, 5.625%, 7/1/12 ....    1,500,000       1,610,730
Dominion Resources Inc., 5.00%, 3/15/13 ...........      690,000         697,493
Potomac Electric Power Co., 7.00%, 1/15/24 ........      200,000         208,124
PSEG Power LLC Senior Note, 6.95%, 6/1/12 .........      435,000         480,423
Washington Gas Light Co., 6.51%, 8/18/08 ..........      500,000         553,415
                                                                    ------------
                                                                       4,091,187
                                                                    ------------
ENERGY EQUIPMENT & SERVICES--.9%
Baker Hughes Inc., 6.25%, 1/15/09 .................    2,000,000       2,208,300
                                                                    ------------

FOOD PRODUCTS--.5%
Archer-Daniels-Midland Co., 8.875%, 4/15/11 .......    1,000,000       1,316,380
                                                                    ------------

INDUSTRIAL CONGLOMERATES--.8%
General Electric Company, 5.00%, 2/1/13 ...........    1,360,000       1,399,236
Tyco International Group SA, 5.80%, 8/1/06 ........      615,000         611,925
                                                                    ------------
                                                                       2,011,161
                                                                    ------------
INSURANCE--.5%
Loews Corp., 7.625%, 6/1/23 .......................      500,000         519,345
Safeco Corporation, 7.25%, 9/1/12 .................      600,000         694,092
                                                                    ------------
                                                                       1,213,437
                                                                    ------------
MEDIA--1.3%
AOL Time Warner Inc., 6.875%, 5/1/12 ..............      700,000         749,868
Comcast Corporation Cl. A, 6.50%, 1/15/15 .........      765,000         818,167
Liberty Media Corporation, 5.70%, 5/15/13 .........      430,000         428,400
News America Inc., 6.625%, 1/9/08 .................      435,000         480,775
Viacom Inc., 7.875%, 7/30/30 ......................      750,000         964,823
                                                                    ------------
                                                                       3,442,033
                                                                    ------------
MULTILINE RETAIL--.4%
Wal-Mart Stores, Inc., 4.55%, 5/1/13 ..............    1,000,000       1,008,710
                                                                    ------------

OIL & GAS--.7%
Conoco Funding Co., 6.35%, 10/15/11 ...............    1,500,000       1,660,335
                                                                    ------------

PHARMACEUTICALS--.4%
Pharmacia Corporation, 6.50%, 12/1/18 .............    1,000,000       1,120,340
                                                                    ------------

TELEPHONES--.5%
Deutsche Telek International Fin B V Gtd Notes,
  8.50%, 6/15/10 ..................................    1,000,000       1,180,860
                                                                    ------------

THE ALGER FUND                                                              -15-
ALGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2003


                                                      PRINCIPAL
CORPORATE BONDS--(CONT.)                                AMOUNT          VALUE
                                                      ---------         -----

WIRELESS TELECOMMUNICATION SERVICES--.5%
Vodafone Airtouch PLC, 7.75%, 2/15/10 ............    $1,000,000    $  1,207,680
                                                                    ------------

Total Corporate Bonds (Cost $39,351,585) .........                    41,224,620
                                                                    ------------

CORPORATE INVESTMENT GRADE TRUST--.7%
Core Investment Grade Bond Trust I, 4.727%,
  11/30/07+ (Cost $1,750,000) ....................     1,750,000       1,818,933
                                                                    ------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS--18.8%
Federal Home Loan Banks,
  5.77%, 2/3/04 ..................................       200,000         206,868
  5.125%, 3/6/06 .................................     1,500,000       1,628,460
  6.12%, 8/26/08 .................................     1,000,000       1,015,470
Federal Home Loan Mortgage Corporation,
  3.25%, 11/15/04 ................................     3,000,000       3,089,250
  4.70%, 11/1/05 .................................     2,000,000       2,000,380
Federal National Mortgage Association,
  5.50%, 2/15/06 .................................     3,000,000       3,302,430
  4.375%, 10/15/06 ...............................     4,500,000       4,793,895
U.S. Treasury Bonds,
  6.25%, 8/15/23 .................................     3,148,000       3,728,900
  6.00%, 2/15/26 .................................     3,831,000       4,421,817
  5.50%, 8/15/28 .................................     2,000,000       2,172,820
  5.25%, 11/15/28 ................................     2,000,000       2,101,880
  5.375%, 2/15/31 ................................     1,050,000       1,145,319
U.S. Treasury Notes,
  1.875%, 9/30/04 ................................     5,611,000       5,657,459
  5.875% 11/15/04 ................................     1,000,000       1,069,060
  2.00%, 11/30/04 ................................     2,300,000       2,323,713
  5.625%, 2/15/06 ................................     2,000,000       2,204,680
  4.625%, 5/15/06 ................................     3,000,000       3,231,570
  6.50%, 10/15/06 ................................     1,500,000       1,712,820
  3.50%, 11/15/06 ................................     2,006,000       2,090,633
                                                                    ------------

Total U.S. Government & Agency Obligations
  (Cost $46,204,796) .............................                    47,897,424
                                                                    ------------

THE ALGER FUND                                                              -16-
ALGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2003


                                                      PRINCIPAL
SHORT-TERM INVESTMENTS--10.0%                           AMOUNT            VALUE
                                                      ---------          -----

U.S. GOVERNMENT & AGENCY OBLIGATIONS--4.1%
Federal National Mortgage Association,1.25%,
  5/1/03 (Cost $10,300,000) .......................  $10,300,000   $ 10,300,000
                                                                   ------------

OTHER SHORT-TERM INVESTMENTS--5.9%                     SHARES
                                                       -------
Securities Lending Quality Trust
  (Cost $15,078,153)(c) ...........................   15,078,153     15,078,153
                                                                   ------------

Total Short-Term Investments
  (Cost $25,378,153) ..............................                  25,378,153
                                                                   ------------

Total Investments
  (Cost $251,789,798)(b) ..........................        105.7%   268,732,534
Liabilities In Excess of  Other Assets ............         (5.7)   (14,601,585)
                                                           -----   ------------
Net Assets ........................................        100.0%  $254,130,949
                                                           =====   ============















----------
*   Non-income producing security.
+   Securities Partially or Fully on Loan.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) At April 30, 2003, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $266,105,830, amounted to $2,626,704 which consisted of aggregate gross unrealized appreciation of $14,598,813 and aggregate gross unrealized depreciation of $11,972,109.
(c) Represents investment of cash collateral received for securities on loan.


                       See Notes to Financial Statements.

THE ALGER FUND                                                              -17-
ALGER MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2003


COMMON STOCKS--95.3%                                      SHARES        VALUE
                                                          ------        -----

AEROSPACE & DEFENSE--1.9%
L-3 Communications Holdings, Inc.* ...............        199,180   $  8,843,592
                                                                    ------------

BANKS--1.0%
Synovus Financial Corp. ..........................        228,900      4,456,683
                                                                    ------------

BEVERAGES--.5%
Constellation Brands, Inc. Cl. A* ................         83,450      2,237,294
                                                                    ------------

BIOTECHNOLOGY--5.3%
Biogen, Inc.* ....................................        122,215      4,642,948
Genzyme Corp.-General Division* ..................        124,500      5,014,860
Gilead Sciences, Inc.* ...........................        161,000      7,428,540
IDEC Pharmaceuticals Corporation* ................        220,550      7,223,012
                                                                    ------------
                                                                      24,309,360
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES--8.7%
Amdocs Limited* ..................................        770,100     13,599,966
BISYS Group, Inc. (The)* .........................        838,005     14,145,524
Corinthian Colleges, Inc.* .......................        266,750     12,214,483
                                                                    ------------
                                                                      39,959,973
                                                                    ------------
COMMUNICATION EQUIPMENT--4.6%
Comverse Technology, Inc.* .......................        902,900     11,800,903
Foundry Networks, Inc.* ..........................        176,500      1,920,320
Tellabs, Inc.* ...................................      1,229,000      7,595,220
                                                                    ------------
                                                                      21,316,443
                                                                    ------------
COMPUTER SOFTWARE--.5%
Legato Systems, Inc.* ............................        391,000      2,314,720
                                                                    ------------

COMPUTERS & PERIPHERALS--2.2%
Lexmark International, Inc. Cl. A* ...............         91,810      6,840,763
Network Appliance, Inc.* .........................        236,000      3,134,080
                                                                    ------------
                                                                       9,974,843
                                                                    ------------
DIVERSIFIED FINANCIALS--2.4%
Affiliated Managers Group, Inc.* .................        236,448     10,949,907
                                                                    ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS--2.4%
Flextronics International Ltd.* ..................      1,282,550     11,222,312
                                                                    ------------

ENERGY EQUIPMENT & SERVICES--1.8%
BJ Services Company* .............................        117,095      4,275,138
Cooper Cameron Corporation* ......................         85,200      4,077,672
                                                                    ------------
                                                                       8,352,810
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.3%
Varian Medical Systems, Inc.* ....................        117,400      6,323,164
Zimmer Holdings, Inc.* ...........................        187,865      8,810,869
                                                                    ------------
                                                                      15,134,033
                                                                    ------------

THE ALGER FUND                                                              -18-
ALGER MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2003


COMMON STOCKS--(CONT.)                                    SHARES        VALUE
                                                          ------        -----

HEALTH CARE PROVIDERS & SERVICES--7.6%
Aetna Inc. .......................................        234,250   $ 11,665,650
Anthem, Inc.* ....................................        130,750      8,974,680
Laboratory Corporation of America Holdings* ......        240,300      7,079,238
Omnicare, Inc. ...................................        261,950      6,946,914
                                                                    ------------
                                                                      34,666,482
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE--2.9%
Alliance Gaming Corporation* .....................        278,700      4,450,839
MGM MIRAGE* ......................................        117,600      3,342,192
Starbucks Corporation* ...........................        241,800      5,679,882
                                                                    ------------
                                                                      13,472,913
                                                                    ------------
INSURANCE--4.0%
Lincoln National Corporation .....................        144,450      4,616,622
Willis Group Holdings Limited ....................        288,780      9,007,048
W. R. Berkley Corporation ........................         98,500      4,574,340
                                                                    ------------
                                                                      18,198,010
                                                                    ------------
INTERNET & CATALOG RETAIL--5.2%
Amazon.com, Inc.* ................................        426,800     12,236,356
NetFlix Inc.*+ ...................................        499,300     11,433,970
                                                                    ------------
                                                                      23,670,326
                                                                    ------------
INTERNET SOFTWARE & SERVICES--3.7%
VeriSign, Inc.* ..................................        660,000      8,197,200
Yahoo! Inc.* .....................................        350,460      8,684,399
                                                                    ------------
                                                                      16,881,599
                                                                    ------------
LEISURE EQUIPMENT & PRODUCTS--2.3%
Leapfrog Enterprises, Inc.* ......................        398,850     10,649,295
                                                                    ------------
MEDIA--6.0%
Entercom Communications Corp.* ...................        180,530      8,771,953
McClatchy Company Cl. A ..........................        122,750      7,193,150
XM Satellite Radio Holdings Inc. Cl. A*+ .........      1,173,300     11,345,811
                                                                    ------------
                                                                      27,310,914
                                                                    ------------
OIL & GAS--3.6%
EOG Resources, Inc. ..............................        224,950      8,408,631
Valero Energy Corporation ........................        224,700      8,257,725
                                                                    ------------
                                                                      16,666,356
                                                                    ------------
PHARMACEUTICALS--4.2%
Allergan, Inc. ...................................         57,800      4,060,450
Mylan Laboratories Inc. ..........................        180,125      5,092,134
Teva Pharmaceutical Industries Ltd. ADR ..........        136,400      6,369,880
Watson Pharmaceuticals Inc.* .....................        129,250      3,757,298
                                                                    ------------
                                                                      19,279,762
                                                                    ------------

THE ALGER FUND                                                              -19-
ALGER MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2003


COMMON STOCKS--(CONT.)                                   SHARES        VALUE
                                                         ------        -----

SEMICONDUCTOR EQUIPMENT & PRODUCTS--5.9%
Altera Corporation * .............................       208,900   $  3,302,709
Fairchild Semiconductor International, Inc. Cl. A*       553,700      6,572,419
International Rectifier Corporation* .............       123,625      2,796,398
Intersil Corporation Cl. A* ......................       283,100      5,237,350
Novellus Systems, Inc.* ..........................        75,450      2,115,618
Photronics, Inc.* ................................       562,000      7,064,340
                                                                   ------------
                                                                     27,088,834
                                                                   ------------
SOFTWARE--6.7%
BEA Systems, Inc.* ...............................       396,400      4,245,444
BMC Software, Inc.* ..............................       278,850      4,160,442
Fair Isaac Corporation ...........................       160,800      8,374,464
Intuit Inc.* .....................................       107,600      4,172,728
Synopsys, Inc.* ..................................       116,900      5,686,016
Take-Two Interactive Software, Inc.* .............       189,900      4,272,750
                                                                   ------------
                                                                     30,911,844
                                                                   ------------
SPECIALTY RETAIL--7.2%
AnnTaylor Stores Corporation* ....................       238,900      5,652,374
Best Buy Co., Inc.* ..............................       280,100      9,685,858
Chico's FAS, Inc.* ...............................       244,400      5,948,696
PETsMART, Inc.* ..................................       468,385      7,086,665
Urban Outfitters, Inc.* ..........................       164,900      4,917,318
                                                                   ------------
                                                                     33,290,911
                                                                   ------------
TRADING COMPANIES & DISTRIBUTORS--1.4%
W.W. Grainger, Inc. ..............................       140,540      6,485,921
                                                                   ------------

Total Common Stocks
  (Cost $400,002,070) ............................                  437,645,137
                                                                   ------------

                                                      PRINCIPAL
SHORT-TERM INVESTMENTS--5.0%                           AMOUNT
                                                      ---------
U.S. GOVERNMENT & AGENCY OBLIGATIONS
Federal National Mortgage Association,
  1.25%, 5/1/03 (Cost $23,000,000) ...............   $23,000,000     23,000,000
                                                                   ------------

Total Investments
  (Cost $423,002,070)(a) .........................         100.3%   460,645,137
Liabilities in Excess of Other Assets ............          (0.3)    (1,262,002)
                                                           -----   ------------
Net Assets .......................................         100.0%  $459,383,135
                                                           =====   ============



----------
 *  Non-income producing security.
 +  Securities Partially or Fully on Loan.
(a) At April 30, 2003, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $457,278,753, amounted to $3,366,384 which consisted of aggregate gross unrealized appreciation of $39,891,978 and aggregate gross unrealized depreciation of $36,525,594.


                       See Notes to Financial Statements.

THE ALGER FUND                                                              -20-
ALGER CAPITAL APPRECIATION PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2003



COMMON STOCKS--95.4%                                     SHARES         VALUE
                                                         ------         -----

BANKS--1.7%
Mellon Financial Corporation .....................        286,600   $  7,580,570
                                                                    ------------
BIOTECHNOLOGY--7.3%
Amgen Inc.* ......................................        304,000     18,638,240
Genzyme Corp.--General Division* .................        189,600      7,637,088
Gilead Sciences, Inc.* ...........................        144,300      6,658,002
                                                                    ------------
                                                                      32,933,330
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES--1.1%
Apollo Group, Inc. Cl. A* ........................         86,750      4,701,763
                                                                    ------------
COMMUNICATION EQUIPMENT--4.6%
CIENA Corporation* ...............................        746,400      3,634,968
Cisco Systems, Inc.* .............................        675,600     10,161,024
Juniper Networks, Inc.*+ .........................        688,100      7,032,382
                                                                    ------------
                                                                      20,828,374
                                                                    ------------
COMPUTERS & PERIPHERALS--3.5%
EMC Corporation * ................................      1,024,800      9,315,432
Network Appliance, Inc.*+ ........................        493,100      6,548,368
                                                                    ------------
                                                                      15,863,800
                                                                    ------------
DIVERSIFIED FINANCIALS--6.2%
Citigroup Inc. ...................................        398,500     15,641,125
Merrill Lynch & Co., Inc. ........................        224,900      9,232,145
SLM Corporation ..................................         29,755      3,332,560
                                                                    ------------
                                                                      28,205,830
                                                                    ------------
ENERGY EQUIPMENT & SERVICES--1.7%
Halliburton Company ..............................        362,500      7,761,125
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.7%
Alcon, Inc.*+ ....................................         93,245      4,107,442
Boston Scientific Corporation* ...................         79,635      3,428,287
Guidant Corporation* .............................        156,650      6,107,783
Zimmer Holdings, Inc.*+ ..........................        168,240      7,890,456
                                                                    ------------
                                                                      21,533,968
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE--.8%
Starbucks Corporation* ...........................        159,300      3,741,957
                                                                    ------------
INDUSTRIAL CONGLOMERATES--4.2%
General Electric Company .........................        639,800     18,842,110
                                                                    ------------
INSURANCE--2.5%
AFLAC Incorporated ...............................         99,145      3,243,033
American International Group, Inc. ...............        142,500      8,257,875
                                                                    ------------
                                                                      11,500,908
                                                                    ------------
INTERNET & CATALOG RETAIL--3.7%
Amazon.com, Inc.* ................................         84,100      2,411,147
eBay Inc.*+ ......................................        152,680     14,164,124
                                                                    ------------
                                                                      16,575,271
                                                                    ------------

THE ALGER FUND                                                              -21-
ALGER CAPITAL APPRECIATION PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2003


COMMON STOCKS--(CONT.)                                    SHARES        VALUE
                                                          ------        -----

INTERNET SOFTWARE & SERVICES--1.8%
Yahoo! Inc.*+ ....................................        327,900   $  8,125,362
                                                                    ------------
MACHINERY--.7%
Danaher Corporation ..............................         48,500      3,345,530
                                                                    ------------
MEDIA--5.5%
AOL Time Warner Inc.* ............................        547,800      7,493,904
Comcast Corporation Cl. A* .......................        189,250      6,038,967
Liberty Media Corporation Series A* ..............        589,100      6,480,100
Viacom Inc. Cl. B* ...............................        115,935      5,032,738
                                                                    ------------
                                                                      25,045,709
                                                                    ------------
MULTILINE RETAIL--1.8%
Wal-Mart Stores, Inc. ............................        141,500      7,969,280
                                                                    ------------
PERSONAL PRODUCTS--1.3%
Gillette Company .................................        189,800      5,779,410
                                                                    ------------
PHARMACEUTICALS--13.0%
Allergan, Inc. ...................................        134,650      9,459,163
Barr Laboratories, Inc.*+ ........................        163,550      9,093,380
Johnson & Johnson ................................         80,055      4,511,900
Merck & Co., Inc. ................................        255,500     14,864,990
Pfizer Inc. ......................................        299,910      9,222,233
Teva Pharmaceutical Industries Ltd. ADR+ .........        135,300      6,318,510
Wyeth ............................................        128,995      5,615,152
                                                                    ------------
                                                                      59,085,328
                                                                    ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--8.2%
Broadcom Corporation Cl. A*+ .....................        252,400      4,515,436
Intersil Corporation Cl. A*+ .....................        608,750     11,261,875
KLA-Tencor Corporation*+ .........................        142,650      5,848,650
Maxim Integrated Products, Inc. ..................        165,095      6,486,583
Micron Technology, Inc.* .........................        328,400      2,791,400
National Semiconductor Corporation* ..............        333,300      6,242,709
                                                                    ------------
                                                                      37,146,653
                                                                    ------------
SOFTWARE--9.8%
Microsoft Corporation ............................        813,000     20,788,410
Oracle Corporation* ..............................      1,527,100     18,141,948
VERITAS Software Corporation * ...................        250,900      5,522,309
                                                                    ------------
                                                                      44,452,667
                                                                    ------------
SPECIALTY RETAIL--8.8%
Abercrombie & Fitch Co. Cl. A*+ ..................        453,500     14,911,080
Best Buy Co., Inc.*+ .............................        245,700      8,496,306
Gap, Inc. ........................................        854,550     14,211,166
Home Depot, Inc. .................................         84,900      2,388,237
                                                                    ------------
                                                                      40,006,789
                                                                    ------------

THE ALGER FUND                                                              -22-
ALGER CAPITAL APPRECIATION PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2003


COMMON STOCKS--(CONT.)                                   SHARES        VALUE
                                                         ------        -----

TEXTILES, APPAREL & LUXURY GOODS--1.2%
NIKE, Inc. Cl. B .................................       103,850   $  5,559,091
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES--1.3%
Vodafone Group PLC Sponsored ADR+ ................       300,900      5,945,784
                                                                   ------------

Total Common Stocks (Cost $394,516,945) ..........                  432,530,609
                                                                   ------------


                                                     PRINCIPAL
SHORT-TERM INVESTMENTS--21.1%                         AMOUNT
                                                     ---------
U.S. GOVERNMENT & AGENCY OBLIGATIONS--5.9%
Federal National Mortgage Association, 1.25%,
  5/1/03 (Cost $27,100,000) ......................   $27,100,000     27,100,000
                                                                   ------------


                                                       SHARES
                                                       ------
OTHER SHORT-TERM INVESTMENTS--15.2%
Security Lending Quality Trust
  (Cost $68,842,368)(b) ..........................    68,842,368     68,842,368
                                                                   ------------

Total Short-Term Investments
  (Cost $95,942,368) .............................                   95,942,368
                                                                   ------------

Total Investments
  (Cost $490,459,313)(a) .........................         116.5%   528,472,977
Liabilities in Excess of Other Assets ............         (16.5)   (75,033,327)
                                                           -----   ------------
Net Assets .......................................         100.0%  $453,439,650
                                                           =====   ============









----------
 *  Non-income producing security.
 +  Securities Partially or Fully on Loan.
(a) At April 30, 2003, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $497,167,769, amounted to $31,305,208 which consisted of aggregate gross unrealized appreciation of $42,151,240 and aggregate gross unrealized depreciation of $10,846,032.
(b) Represents investments of cash collateral received for securities on loan.

                       See Notes to Financial Statements.

THE ALGER FUND                                                              -23-
ALGER HEALTH SCIENCES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2003


COMMON STOCKS--81.8%                                       SHARES       VALUE
                                                           ------       -----

BIOTECHNOLOGY--18.7%
Alkermes, Inc.* ...................................         3,200   $    31,936
Amgen Inc.* .......................................         1,404        86,079
Biogen, Inc.* .....................................         1,200        45,588
BioMarin Pharmaceutical Inc.* .....................         2,600        28,548
Celgene Corporation* ..............................         1,000        26,610
Genzyme Corp.--General Division* ..................         1,400        56,392
Gilead Sciences, Inc.* ............................         1,030        47,524
Human Gemone Sciences, Inc.* ......................         1,000        11,690
IDEC Pharmaceuticals Corporation* .................         1,700        55,675
Millennium Pharmaceuticals, Inc.* .................         6,000        66,000
OSI Pharmaceuticals, Inc.* ........................         1,500        31,500
Protein Design Labs, Inc.* ........................         1,700        16,881
QLT Inc.* .........................................         2,400        27,936
Telik, Inc.* ......................................         2,200        28,930
                                                                    -----------
                                                                        561,289
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES--6.7%
Alcon, Inc.* ......................................           915        40,306
Becton, Dickinson and Company .....................           800        28,320
Centerpulse ADR ...................................         1,950        43,251
Illumina, Inc.* ...................................         8,000        15,920
Therasense, Inc.* .................................         3,000        23,730
Wright Medical Group, Inc.* .......................         1,150        21,827
Zimmer Holdings, Inc.* ............................           600        28,140
                                                                    -----------
                                                                        201,494
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES--15.2%
Aetna Inc. ........................................         1,800        89,640
Anthem, Inc.* .....................................           768        52,715
Caremark Rx, Inc.* ................................         3,000        59,730
First Horizon Pharmaceutical Corporation* .........         4,500        12,186
HCA Inc. ..........................................         2,279        73,156
Health Management Associates, Inc. Cl. A ..........         1,600        27,296
Mid Atlantic Medical Services, Inc.* ..............         1,300        56,615
UnitedHealth Group Incorporated ...................           700        64,491
WebMD Corporation* ................................         2,200        21,208
                                                                    -----------
                                                                        457,037
                                                                    -----------
PHARMACEUTICALS--40.0%
Abbott Laboratories ...............................         1,700        69,071
Allergan, Inc. ....................................         1,300        91,325
Alpharma Inc., Cl. A ..............................         2,400        44,760
Andrx Corp.* ......................................         2,000        32,280
AstraZeneca PLC Sponsored ADR .....................           750        29,903
Barr Laboratories, Inc.* ..........................         1,250        69,500
Bristol-Myers Squibb Company ......................         2,300        58,742
Dr. Reddy's Laboratories Limited ..................         1,300        24,570
Forest Laboratories, Inc.* ........................           800        41,376
Inspire Pharmaceuticals, Inc.* ....................         4,500        65,700
IVAX Corporation* .................................         1,600        25,712
Johnson & Johnson .................................         1,800       101,448
Mylan Laboratories Inc. ...........................           875        24,736
Novartis AG ADR ...................................         1,700        67,116

THE ALGER FUND                                                              -24-
ALGER HEALTH SCIENCES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2003


COMMON STOCKS--(CONT.)                                    SHARES        VALUE
                                                          ------        -----

PHARMACEUTICALS--(CONT.)
NPS Pharmaceuticals, Inc.* ........................         1,500   $    28,575
Pfizer Inc. .......................................         2,210        67,957
Pharmaceutical Resources, Inc.* ...................         1,850        81,308
Schering-Plough Corporation .......................         2,700        48,870
Sepracor Inc.* ....................................         1,600        30,640
SICOR Inc.* .......................................         1,500        26,895
Taro Pharmaceutical Industries Ltd.* ..............           600        27,456
Teva Pharmaceutical Industries Ltd. ADR ...........         1,100        51,370
Wyeth .............................................         2,071        90,150
                                                                    -----------
                                                                      1,199,460
                                                                    -----------
REAL ESTATE--1.2%
Health Care Property Investors, Inc.                          935        34,801
                                                                    -----------


Total Common Stocks
  (Cost $2,241,619 )                                                  2,454,081
                                                                    -----------


                                                       PRINCIPAL
SHORT-TERM INVESTMENTS--13.3%                           AMOUNT
                                                       ---------
U.S. GOVERNMENT OBLIGATIONS
U.S. Treasury Bills,
  1.12%, 5/1/03 ...................................      $100,000       100,000
  1.13%, 5/1/03 ...................................       300,000       300,000
                                                                    -----------
Total U.S. Government Obligations
  (Cost $400,000) .................................                     400,000
                                                                    -----------

Total Investments
  (Cost $2,641,619)(a) ............................          95.1%    2,854,081
Other Assets in Excess of Liabilities .............           4.9       147,565
                                                            -----   -----------
Net Assets ........................................         100.0%  $ 3,001,646
                                                            =====   ===========










----------
 *  Non-income producing security.
(a) At April 30, 2003, the net unrealized appreciation on investments based on cost for federal income tax purposes of $2,651,122, amounted to $202,959 which consisted of aggregate gross appreciation of $255,042 and aggregate gross unrealized depreciation of $52,083.


                       See Notes to Financial Statements.

THE ALGER FUND                                                              -25-
ALGER SMALLCAP AND MIDCAP PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2003


COMMON STOCKS--95.7%                                      SHARES        VALUE
                                                          ------        -----

AEROSPACE & DEFENSE--2.4%
Alliant Techsystems Inc.* ........................          2,150   $    115,498
L-3 Communications Holdings, Inc.* ...............          1,800         79,920
                                                                    ------------
                                                                         195,418
                                                                    ------------
AIR FREIGHT & LOGISTICS--1.2%
J.B. Hunt Transport Services, Inc.* ..............          2,950        101,922
                                                                    ------------
BANKS--3.2%
BankAtlantic Bancorp, Inc. Cl. A .................          3,600         41,472
City National Corporation ........................            850         34,995
Compass Bancshares, Inc. .........................          3,750        126,450
GreenPoint Financial Corp. .......................          1,200         57,312
                                                                    ------------
                                                                         260,229
                                                                    ------------
BEVERAGES--1.1%
Constellation Brands, Inc. Cl. A* ................          3,350         89,814
                                                                    ------------
BIOTECHNOLOGY--5.1%
Affymetrix Inc.* .................................          2,400         44,520
Alkermes, Inc.* ..................................          5,350         53,393
BioMarin Pharmaceutical Inc.* ....................          3,300         36,234
Charles River Laboratories International, Inc.* ..          3,000         81,450
Millennium Pharmaceuticals, Inc.* ................          9,900        108,900
QLT Inc.* ........................................          1,500         17,460
Trimeris, Inc.* ..................................          1,800         79,902
                                                                    ------------
                                                                         421,859
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES--7.9%
Alliance Data Systems Corporation* ...............          2,300         48,300
Amdocs Limited* ..................................          4,750         83,885
BISYS Group, Inc. (The)* .........................          6,850        115,628
Career Education Corporation* ....................          1,500         90,195
ChoicePoint Inc.* ................................          2,266         79,944
Corinthian Colleges, Inc.* .......................          1,650         75,554
FTI Consulting, Inc.* ............................          1,800         81,450
Hewitt Associates, Inc.* .........................          2,600         72,046
                                                                    ------------
                                                                         647,002
                                                                    ------------
COMMUNICATION EQUIPMENT--1.1%
Emulex Corporation* ..............................          4,300         88,107
                                                                    ------------
COMPUTERS & PERIPHERALS--1.4%
Network Appliance, Inc.* .........................          8,900        118,192
                                                                    ------------
DIVERSIFIED FINANCIALS--1.8%
Affiliated Managers Group, Inc.* .................          2,275        105,355
First Niagara Financial Group Inc. ...............          3,300         40,095
                                                                    ------------
                                                                         145,450
                                                                    ------------

THE ALGER FUND                                                              -26-
ALGER SMALLCAP AND MIDCAP PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2003


COMMON STOCKS--(CONT.)                                    SHARES        VALUE
                                                          ------        -----

DIVERSIFIED TELECOMMUNICATION SERVICES--.8%
Commonwealth Telephone Enterprises, Inc.* ........          1,600   $     63,600
                                                                    ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.2%
Jabil Circuit, Inc.* .............................          5,400        100,980
                                                                    ------------

ENERGY EQUIPMENT & SERVICES--2.0%
Cooper Cameron Corporation* ......................          3,450        165,117
                                                                    ------------

FOOD PRODUCTS--1.5%
American Italian Pasta Company Cl. A* ............          2,750        121,275
                                                                    ------------

HEALTH CARE EQUIPMENT & SUPPLIES--6.8%
CTI Molecular Imaging, Inc.* .....................          4,050         74,358
Edwards Lifesciences Corporation* ................          3,200         92,384
Respironics, Inc.* ...............................          2,850        109,497
STERIS Corporation* ..............................          3,950         89,665
Therasense, Inc.* ................................         12,100         95,711
Wright Medical Group, Inc.* ......................          5,100         96,798
                                                                    ------------
                                                                         558,413
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES--5.2%
LifePoint Hospitals, Inc.* .......................          2,500         48,800
Mid Atlantic Medical Services, Inc.* .............          3,200        139,360
Triad Hospitals, Inc.* ...........................          2,300         50,623
VCA Antech, Inc.* ................................          4,900         82,266
WebMD Corporation* ...............................         10,700        103,148
                                                                    ------------
                                                                         424,197
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE--4.0%
Alliance Gaming Corporation* .....................          7,600        121,372
Brinker International, Inc.* .....................          4,300        136,525
California Pizza Kitchen, Inc.* ..................          3,600         72,576
                                                                    ------------
                                                                         330,473
                                                                    ------------
HOUSEHOLD DURABLES--1.6%
D.R. Horton, Inc. ................................          5,650        133,905
                                                                    ------------
INFORMATION TECHNOLOGY
  CONSULTING & SERVICES--2.1%
CACI International Inc. Cl. A* ...................          2,550         89,072
Manhattan Associates, Inc.* ......................          3,600         87,084
                                                                    ------------
                                                                         176,156
                                                                    ------------
INSURANCE--3.3%
Arch Capital Group Ltd.* .........................          2,300         80,063
Willis Group Holdings Limited ....................          2,700         84,213
W.R. Berkley Corporation .........................          2,225        103,329
                                                                    ------------
                                                                         267,605
                                                                    ------------

THE ALGER FUND                                                              -27-
ALGER SMALLCAP AND MIDCAP PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2003


COMMON STOCKS--(CONT.)                                    SHARES        VALUE
                                                          ------        -----

INTERNET SOFTWARE & SERVICES--.9%
Hotels.com Cl. A* ................................          1,050   $     75,180
                                                                    ------------
MACHINERY--2.6%
Actuant Corporation Cl. A* .......................          2,600         96,460
AGCO Corporation* ................................          2,550         46,436
Pentair, Inc. ....................................          1,900         73,226
                                                                    ------------
                                                                         216,122
                                                                    ------------
MEDIA--2.0%
Entercom Communications Corp.* ...................          1,700         82,603
McClatchy Company Cl. A ..........................          1,400         82,040
                                                                    ------------
                                                                         164,643
                                                                    ------------
MULTILINE RETAIL--.5%
Nordstrom, Inc. ..................................          2,300         39,859
                                                                    ------------
OIL & GAS--3.8%
EOG Resources, Inc. ..............................          4,450        166,341
Noble Energy, Inc. ...............................          4,500        149,400
                                                                    ------------
                                                                         315,741
                                                                    ------------
PHARMACEUTICALS--5.4%
Barr Laboratories, Inc.* .........................          2,725        151,510
IVAX Corporation* ................................          9,000        144,630
Pharmaceutical Resources, Inc.* ..................          2,000         87,900
SICOR Inc.* ......................................          3,100         55,583
                                                                    ------------
                                                                         439,623
                                                                    ------------
REAL ESTATE--3.1%
Health Care Property Investors, Inc. .............          3,300        122,826
iStar Financial Inc. .............................          4,450        133,189
                                                                    ------------
                                                                         256,015
                                                                    ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--9.0%
Cymer, Inc.* .....................................          3,050         87,077
Fairchild Semiconductor International, Inc. Cl. A*          6,500         77,155
International Rectifier Corporation* .............          4,500        101,790
Intersil Corporation Cl. A* ......................          4,900         90,650
Marvell Technology Group Ltd.* ...................          4,950        114,241
Microchip Technology Incorporated ................          3,400         70,686
Power Integrations, Inc.* ........................          2,450         54,223
Semtech Corporation* .............................          4,350         69,165
Varian Semiconductor Equipment Associates, Inc.* .          3,350         77,217
                                                                    ------------
                                                                         742,204
                                                                    ------------
SOFTWARE--5.4%
Borland Software Corporation* ....................          8,300         75,281
Business Objects S.A. Sponsored ADR* .............          4,000         86,920
Fair Isaac Corporation ...........................          2,675        139,314
Mercury Interactive Corporation* .................          1,800         61,092
Synopsys, Inc.* ..................................          1,600         77,824
                                                                    ------------
                                                                         440,431
                                                                    ------------

THE ALGER FUND                                                              -28-
ALGER SMALLCAP AND MIDCAP PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2003


COMMON STOCKS--(CONT.)                                    SHARES        VALUE
                                                          ------        -----

SPECIALTY RETAIL--6.9%
Abercrombie & Fitch Co. Cl. A* .....................       3,950     $   129,876
Advance Auto Parts, Inc.* ..........................       1,600          79,584
AnnTaylor Stores Corporation* ......................       3,500          82,810
Chico's FAS, Inc.* .................................       3,150          76,671
PETsMART, Inc.* ....................................       7,050         106,666
Urban Outfitters, Inc.* ............................       3,200          95,424
                                                                     -----------
                                                                         571,031
                                                                     -----------
TEXTILES, APPAREL & LUXURY GOODS--1.4%
Coach, Inc.* .......................................       2,700         117,477
                                                                     -----------
TRADING COMPANIES & DISTRIBUTORS--1.0%
Fastenal Company ...................................       2,450          84,746
                                                                     -----------
Total Common Stocks
  (Cost $7,617,943) ................................                   7,872,786
                                                                     -----------


                                                       PRINCIPAL
SHORT-TERM INVESTMENTS--2.4%                            AMOUNT
                                                       ---------
U.S. GOVERNMENT OBLIGATIONS U.S. Treasury Bills,
  1.13%, 5/1/03 ....................................    $100,000         100,000
  1.13%, 5/22/03 ...................................     100,000          99,934
                                                                     -----------
Total U.S. Government Obligations
  (Cost $199,934)                                                        199,934
                                                                     -----------


Total Investments
  (Cost $7,817,877)(a) .............................        98.1%      8,072,720
Other Assets in Excess of Liabilities ..............         1.9         156,995
                                                           -----     -----------
Net Assets .........................................       100.0%    $ 8,229,715
                                                           =====     ===========





----------
*   Non-income producing security.
(a) At April 30, 2003, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,819,853 amounted to $252,867 which consisted of aggregate gross unrealized appreciation of $704,115 and aggregate gross unrealized depreciation of $451,248.


                       See Notes to Financial Statements.

THE ALGER FUND                                                              -29-
ALGER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2003


                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                       ---------        -----

U.S. GOVERNMENT & AGENCY OBLIGATIONS--92.4%

Federal Farm Credit Banks,
  1.20%, 5/19/03 ..................................  $10,000,000    $  9,994,000
Federal Home Loan Banks,
  1.22%, 5/2/03 ...................................   10,000,000       9,999,661
  1.22%, 5/9/03 ...................................   10,000,000       9,997,289
  1.23%, 5/23/03 ..................................   10,000,000       9,992,483
  1.23%, 5/30/03 ..................................   10,000,000       9,990,092
  1.175%, 7/25/03 .................................   10,000,000       9,972,257
Federal Home Loan Mortgage Corp.,
  1.22%, 6/13/03 ..................................   10,000,000       9,985,428
  1.22%, 6/27/03 ..................................   10,000,000       9,980,683
Federal National Mortgage Assoc.,
  1.25%, 5/1/03 ...................................   94,100,000      94,100,000
  1.18%, 7/9/03 ...................................   10,000,000       9,977,383
  1.18%, 7/23/03 ..................................   10,000,000       9,972,795
  1.19%, 8/18/03 ..................................   10,000,000       9,963,969
U.S. Treasury Bills
  1.085%, 6/5/03 ..................................   10,000,000       9,989,451
  1.085%, 6/12/03 .................................   10,000,000       9,987,342
  1.08%, 6/26/03 ..................................   10,000,000       9,983,200
  1.07%, 10/2/03 ..................................   10,000,000       9,954,228
                                                                    ------------

Total Investments
  (Cost $243,840,261)(a) ..........................         92.4%    243,840,261
Other Assets in Excess of Liabilities .............          7.6      20,033,302
                                                           -----    ------------
Net Assets ........................................        100.0%   $263,873,563
                                                           =====    ============






----------
(a) At April 30, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

                       See Notes to Financial Statements.

ALGER FUND                                                                  -30-
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                       Income from
                                                  Investment Operations
                                  ---------------------------------------------------
                                                                  Net
                                                               Realized
                                                                 and
                                   Net Asset        Net       Unrealized      Total
                                    Value,      Investment       Gain         from
                                  Beginning       Income      (Loss) on    Investment
                                   of Period    (Loss) (ii)   Investments  Operations
                                  ----------    -----------   -----------  ----------
ALGER LARGECAP GROWTH PORTFOLIO (I)

CLASS A
Six Months Ended 04/30/03 (iv) ..    $ 7.16        $(0.02)       $0.33        $0.31
Year ended 10/31/02 .............      9.47         (0.04)       (2.27)       (2.31)
Year ended 10/31/01 .............     14.09         (0.04)       (3.64)       (3.68)
Year ended 10/31/00 .............     15.47         (0.05)        1.33         1.28
Year ended 10/31/99 .............     12.19         (0.07)        4.64         4.57
Year ended 10/31/98 .............     11.58         (0.03)        2.13         2.10

CLASS B
Six Months Ended 04/30/03 (iv) ..    $ 6.76        $(0.04)       $0.32        $0.28
Year ended 10/31/02 .............      9.02         (0.10)       (2.16)       (2.26)
Year ended 10/31/01 .............     13.58         (0.12)       (3.50)       (3.62)
Year ended 10/31/00 .............     15.09         (0.16)        1.31         1.15
Year ended 10/31/99 .............     12.00         (0.18)        4.56         4.38
Year ended 10/31/98 .............     11.50         (0.11)        2.10         1.99

CLASS C
Six Months Ended 04/30/03 (iv) ..    $ 6.76        $(0.04)       $0.32        $0.28
Year ended 10/31/02 .............      9.02         (0.10)       (2.16)       (2.26)
Year ended 10/31/01 .............     13.57         (0.12)       (3.49)       (3.61)
Year ended 10/31/00 .............     15.08         (0.16)        1.31         1.15
Year ended 10/31/99 .............     12.00         (0.18)        4.55         4.37
Year ended 10/31/98 .............     11.50         (0.11)        2.10         1.99

ALGER SMALL CAPITALIZATION PORTFOLIO

CLASS A
Six Months Ended 04/30/03 (iv) ..    $ 2.85        $(0.02)       $0.17        $0.15
Year ended 10/31/02 .............      3.54         (0.05)       (0.64)       (0.69)
Year ended 10/31/01 .............      8.81         (0.04)       (3.41)       (3.45)
Year ended 10/31/00 .............     10.35         (0.08)        0.35         0.27
Year ended 10/31/99 .............      8.74         (0.08)        2.71         2.63
Year ended 10/31/98 .............     10.35         (0.06)       (1.04)       (1.10)

----------
(i) Prior to September 29, 2000 the Alger LargeCap Growth Portfolio was the Alger Growth Portfolio
(ii)  Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of any sales charges.
(iv) Unaudited. Ratios have been annualized; total return has not been annualized.



                       See Notes to Financial Statements.

                                                 Ratios/Supplemental Data
                                       ---------------------------------------------
                                                               Ratio of
                                         Net        Ratio of      Net
                 Net                    Assets,     Expenses  Investment
Distributions    Asset                  End of         to       Income
    from        Value,                  Period       Average  (Loss) to    Portfolio
Net Realized    End of      Total       (000's        Net      Average     Turnover
    Gains       Period   Return (iii)  omitted)      Assets   Net Assets      Rate
-------------   ------   ------------  --------     --------  ----------   ---------




   $   --       $ 7.47        4.3%     $152,985       1.51%      (0.61)%     123.50%
       --         7.16      (24.4)      130,464       1.36       (0.47)      213.97
    (0.94)        9.47      (27.4)      230,637       1.26       (0.35)       91.40
    (2.66)       14.09        8.0       324,130       1.20       (0.32)       96.13
    (1.29)       15.47       40.4       228,896       1.21       (0.50)      205.94
    (1.49)       12.19       21.4       121,930       1.25       (0.23)      146.64


   $   --       $ 7.04        4.1%     $313,140       2.26%      (1.36)%     123.50%
       --         6.76      (25.1)      323,809       2.11       (1.21)      213.97
    (0.94)        9.02      (28.1)      581,770       2.01       (1.09)       91.40
    (2.66)       13.58        7.2       902,091       1.96       (1.07)       96.13
    (1.29)       15.09       39.3       770,311       1.96       (1.26)      205.94
    (1.49)       12.00       20.5       390,885       2.00       (0.98)      146.64


   $   --       $ 7.04        4.1%     $ 33,607       2.26%      (1.35)%     123.50%
       --         6.76      (25.1)       34,813       2.11       (1.22)      213.97
    (0.94)        9.02      (28.0)       48,918       2.01       (1.10)       91.40
    (2.66)       13.57        7.2        65,893       1.95       (1.08)       96.13
    (1.29)       15.08       39.2        31,500       1.97       (1.30)      205.94
    (1.49)       12.00       20.5         3,312       2.00       (0.97)      146.64




   $   --       $ 3.00        5.3%     $ 83,119       1.92%      (1.63)%      40.74%
       --         2.85      (19.5)       46,143       1.75       (1.52)      132.35
    (1.82)        3.54      (46.6)       64,164       1.54       (0.95)      195.72
    (1.81)        8.81        0.4       111,665       1.41       (0.81)      207.19
    (1.02)       10.35       32.7        69,986       1.38       (0.79)      110.92
    (0.51)        8.74      (10.9)       59,516       1.37       (0.71)      157.26

ALGER FUND                                                                  -32-
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                   Income from
                                               Investment Operations
                                              -----------------------
                                                              Net
                                                           Realized
                                                              and
                                  Net Asset       Net      Unrealized      Total      Dividends  Distributions
                                   Value,     Investment      Gain         from       from Net       from
                                 Beginning      Income     (Loss) on    Investment   Investment  Net Realized
                                 of Period    (Loss) (i)  Investments   Operations     Income        Gains
                                 ---------    ----------  -----------   ----------   ----------  -------------
ALGER SMALL CAPITALIZATION PORTFOLIO (CONTINUED)

CLASS B
Six Months Ended 04/30/03 (iii)    $ 2.68      $(0.03)       $0.17        $0.14          --        $   --
Year ended 10/31/02 ...........      3.36       (0.07)       (0.61)       (0.68)         --            --
Year ended 10/31/01 ...........      8.52       (0.08)       (3.26)       (3.34)         --         (1.82)
Year ended 10/31/00 ...........     10.13       (0.16)        0.36         0.20          --         (1.81)
Year ended 10/31/99 ...........      8.61       (0.15)        2.69         2.54          --         (1.02)
Year ended 10/31/98 ...........     10.29       (0.14)       (1.03)       (1.17)         --         (0.51)

CLASS C
Six Months Ended 04/30/03 (iii)    $ 2.68      $(0.03)       $0.17        $0.14          --        $   --
Year ended 10/31/02 ...........      3.36       (0.07)       (0.61)       (0.68)         --            --
Year ended 10/31/01 ...........      8.53       (0.08)       (3.27)       (3.35)         --         (1.82)
Year ended 10/31/00 ...........     10.13       (0.16)        0.37         0.21          --         (1.81)
Year ended 10/31/99 ...........      8.59       (0.16)        2.72         2.56          --         (1.02)
Year ended 10/31/98 ...........     10.29       (0.10)       (1.09)       (1.19)         --         (0.51)

ALGER BALANCED PORTFOLIO

CLASS A
Six Months Ended 04/30/03 (iii)    $16.02       $0.07        $0.57        $0.64       (0.29)       $   --
Year ended 10/31/02 ...........     18.67        0.27        (2.48)       (2.21)      (0.44)           --
Year ended 10/31/01 ...........     21.29        0.43        (2.83)       (2.40)      (0.22)           --
Year ended 10/31/00 ...........     20.95        0.39         1.68         2.07       (0.13)        (1.60)
Year ended 10/31/99 ...........     16.83        0.25         4.97         5.22       (0.08)        (1.02)
Year ended 10/31/98 ...........     16.58        0.16         2.35         2.51       (0.06)        (2.20)

CLASS B
Six Months Ended 04/30/03 (iii)    $15.62       $0.01        $0.56        $0.57       (0.16)       $   --
Year ended 10/31/02 ...........     18.17        0.14        (2.44)       (2.30)      (0.25)           --
Year ended 10/31/01 ...........     20.83        0.27        (2.75)       (2.48)      (0.18)           --
Year ended 10/31/00 ...........     20.59        0.17         1.71         1.88       (0.04)        (1.60)
Year ended 10/31/99 ...........     16.64        0.07         4.93         5.00       (0.03)        (1.02)
Year ended 10/31/98 ...........     16.48        0.03         2.34         2.37       (0.01)        (2.20)


----------
(i)   Amount was computed based on average shares outstanding during the period.
(ii)  Does not reflect the effect of any sales charges.
(iii) Unaudited. Ratios have been annualized; total return has not been annualized.



                       See Notes to Financial Statements.

                                                   Ratios/Supplemental Data
                                         ------------------------------------------------
                                                                    Ratio of
                                           Net         Ratio of        Net
                  Net                     Assets,      Expenses    Investment
                  Asset                   End of          to         Income
                 Value,                   Period        Average    (Loss) to    Portfolio
    Total        End of      Total        (000's         Net        Average     Turnover
 Distributions   Period   Return (ii)    omitted)       Assets     Net Assets     Rate
 -------------   ------   ---------      --------      --------    ----------   ---------




    $   --       $ 2.82        5.2%     $ 78,417         2.69%       (2.39)%      40.74%
        --         2.68      (20.2)       81,758         2.49        (2.27)      132.35
     (1.82)        3.36      (47.0)      130,559         2.28        (1.66)      195.72
     (1.81)        8.52       (0.4)      325,382         2.14        (1.58)      207.19
     (1.02)       10.13       32.1       419,842         2.14        (1.58)      110.92
     (0.51)        8.61      (11.6)      460,788         2.12        (1.51)      157.26


    $   --       $ 2.82        5.2%     $  3,308         2.69%       (2.39)%      40.74%
        --         2.68      (20.2)        3,209         2.49        (2.27)      132.35
     (1.82)        3.36      (47.0)        4,234         2.28        (1.66)      195.72
     (1.81)        8.53       (0.3)       11,103         2.15        (1.57)      207.19
     (1.02)       10.13       32.4         7,659         2.13        (1.55)      110.92
     (0.51)        8.59      (11.8)        4,838         2.11        (1.36)      157.26




    $(0.29)      $16.37        4.1%     $ 76,301         1.36%        0.92%       93.18%
     (0.44)       16.02      (12.2)       78,167         1.28         1.53       203.96
     (0.22)       18.67      (11.3)      101,440         1.20         2.15        74.15
     (1.73)       21.29       10.2        93,671         1.29         1.80        63.50
     (1.10)       20.95       32.5        12,488         1.40         1.15       126.01
     (2.26)       16.83       17.7         1,354         1.79         0.98        93.23


    $(0.16)      $16.03        3.7%     $136,719         2.11%        0.17%       93.18%
     (0.25)       15.62      (12.9)      137,070         2.03         0.78       203.96
     (0.18)       18.17      (12.0)      158,766         1.95         1.40        74.15
     (1.64)       20.83        9.4       132,123         2.04         0.98        63.50
     (1.05)       20.59       31.5        52,607         2.18         0.36       126.01
     (2.21)       16.64       16.9        19,282         2.58         0.19        93.23

ALGER FUND                                                                  -34-
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD


                                                          Income from
                                                      Investment Operations
                                                     -----------------------
                                                                     Net
                                                                  Realized
                                                                     and
                                        Net Asset       Net      Unrealized      Total      Dividends   Distributions
                                          Value,     Investment      Gain         from       from Net        from
                                        Beginning      Income     (Loss) on    Investment   Investment   Net Realized
                                        of Period    (Loss) (i)  Investments   Operations     Income         Gains
                                        ---------    ----------  -----------   ----------   ----------   -------------

ALGER BALANCED PORTFOLIO (CONTINUED)

CLASS C
Six Months Ended 04/30/03 (iv) ........   $15.68         $0.01        $0.56       $0.57        $(0.15)        $  --
Year ended 10/31/02 ...................    18.24          0.14        (2.45)      (2.31)        (0.25)           --
Year ended 10/31/01 ...................    20.90          0.27        (2.75)      (2.48)        (0.18)           --
Year ended 10/31/00 ...................    20.65          0.21         1.67        1.88         (0.03)        (1.60)
Year ended 10/31/99 ...................    16.66          0.07         4.95        5.02         (0.01)        (1.02)
Year ended 10/31/98 ...................    16.49          0.04         2.33        2.37         --            (2.20)

ALGER MIDCAP GROWTH PORTFOLIO (III)

CLASS A
Six Months Ended 04/30/03 (iv) ........   $ 5.48        $(0.03)       $0.37       $0.34         --            $  --
Year ended 10/31/02 ...................     6.92         (0.07)       (1.37)      (1.44)        --               --
Year ended 10/31/01 ...................    10.17         (0.06)       (2.01)      (2.07)        --            (1.18)
Year ended 10/31/00 ...................     8.20         (0.04)        3.51        3.47         --            (1.50)
Year ended 10/31/99 ...................     7.07         (0.05)        2.16        2.11         --            (0.98)
Year ended 10/31/98 ...................     7.49         (0.03)        0.43        0.40         --            (0.82)

CLASS B
Six Months Ended 04/30/03 (iv) ........    $5.17        $(0.05)       $0.35       $0.30         --            $  --
Year ended 10/31/02 ...................     6.58         (0.11)       (1.30)      (1.41)        --               --
Year ended 10/31/01 ...................     9.79         (0.11)       (1.92)      (2.03)        --            (1.18)
Year ended 10/31/00 ...................     8.00         (0.12)        3.41        3.29         --            (1.50)
Year ended 10/31/99 ...................     6.96         (0.11)        2.13        2.02         --            (0.98)
Year ended 10/31/98 ...................     7.44         (0.10)        0.44        0.34         --            (0.82)

CLASS C
Six Months Ended 04/30/03 (iv) ........    $5.16        $(0.05)       $0.35       $0.30         --            $  --
Year ended 10/31/02 ...................     6.56         (0.11)       (1.29)      (1.40)        --               --
Year ended 10/31/01 ...................     9.77         (0.11)       (1.92)      (2.03)        --            (1.18)
Year ended 10/31/00 ...................     7.99         (0.11)        3.39        3.28         --            (1.50)
Year ended 10/31/99 ...................     6.95         (0.11)        2.13        2.02         --            (0.98)
Year ended 10/31/98 ...................     7.44         (0.09)        0.42        0.33         --            (0.82)


--------------
(i)   Amount was computed based on average shares outstanding during the period.
(ii)  Does not reflect the effect of any sales charges.
(iii) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred April 20, 2000.
(iv) Unaudited. Ratios have been annualized; total return has not been annualized.


                       See Notes to Financial Statements.

                                                   Ratios/Supplemental Data
                                         ------------------------------------------------
                                                                    Ratio of
                                           Net         Ratio of        Net
                  Net                     Assets,      Expenses    Investment
                  Asset                   End of          to         Income
                 Value,                   Period        Average    (Loss) to     Portfolio
    Total        End of      Total        (000's         Net        Average      Turnover
 Distributions   Period   Return (ii)    omitted)       Assets     Net Assets      Rate
 -------------   ------   ---------      --------      --------    ----------    ---------




   $(0.15)       $16.10        3.6%       $41,111         2.11%        0.17%        93.18%
    (0.25)        15.68      (12.9)        45,516         2.03         0.78        203.96
    (0.18)        18.24      (12.0)        57,193         1.95         1.40         74.15
    (1.63)        20.90        9.3         49,592         2.04         0.99         63.50
    (1.03)        20.65       31.6         14,626         2.16         0.38        126.01
    (2.20)        16.66       16.8            334         2.53         0.23         93.23




   $   --        $ 5.82        6.0%      $164,443         1.54%       (1.23)%      134.55%
       --          5.48      (20.8)       133,113         1.41        (1.05)       324.69
    (1.18)         6.92      (21.9)       154,412         1.31        (0.77)       115.45
    (1.50)        10.17       47.7        141,558         1.29        (0.46)        97.11
    (0.98)         8.20       33.3         49,246         1.31        (0.58)       203.86
    (0.82)         7.07        7.2         32,447         1.34        (0.53)       180.98


   $   --        $ 5.47        5.8%      $249,561         2.29%       (1.98)%      134.55%
       --          5.17      (21.4)       247,201         2.15        (1.80)       324.69
    (1.18)         6.58      (22.4)       426,699         2.06        (1.49)       115.45
    (1.50)         9.79       46.4        532,476         2.04        (1.23)        97.11
    (0.98)         8.00       32.3        248,139         2.07        (1.39)       203.86
    (0.82)         6.96        6.2        191,934         2.10        (1.38)       180.98


   $   --        $ 5.46        5.8%      $ 45,379         2.29%       (1.98)%      134.55%
       --          5.16      (21.3)        46,238         2.16        (1.80)       324.69
    (1.18)         6.56      (22.4)        53,592         2.06        (1.51)       115.45
    (1.50)         9.77       46.4         51,335         2.04        (1.22)        97.11
    (0.98)         7.99       32.4         10,827         2.08        (1.40)       203.86
    (0.82)         6.95        6.1          1,759         2.08        (1.26)       180.98

ALGER FUND                                                                  -36-
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD


                                                       Income from
                                                   Investment Operations
                                               -----------------------------
                                                                   Net
                                                                Realized
                                                                  and
                                    Net Asset        Net       Unrealized      Total
                                     Value,      Investment       Gain         from
                                   Beginning       Income      (Loss) on    Investment
                                    of Period    (Loss) (i)    Investments  Operations
                                    ---------    -----------  ------------- -----------
ALGER CAPITAL APPRECIATION PORTFOLIO (III)

CLASS A
Six Months Ended 04/30/03 (iv)(v)   $ 6.23         $(0.04)       $0.35        $0.31
Year ended 10/31/02 ...............   8.21          (0.08)       (1.90)       (1.98)
Year ended 10/31/01 ...............  13.54          (0.05)       (4.80)       (4.85)
Year ended 10/31/00 ...............  13.57          (0.11)        2.01         1.90
Year ended 10/31/99 ...............   9.03          (0.12)        5.50         5.38
Year ended 10/31/98 ...............   8.72          (0.05)        0.90         0.85

CLASS B
Six Months Ended 04/30/03 (iv)(v)   $ 5.93         $(0.06)       $0.33        $0.27
Year ended 10/31/02 ...............   7.88          (0.14)       (1.81)       (1.95)
Year ended 10/31/01 ...............  13.09          (0.12)       (4.61)       (4.73)
Year ended 10/31/00 ...............  13.28          (0.22)        1.96         1.74
Year ended 10/31/99 ...............   8.90          (0.21)        5.43         5.22
Year ended 10/31/98 ...............   8.67          (0.13)        0.90         0.77

CLASS C
Six Months Ended 04/30/03 (iv)(v)   $ 5.93         $(0.06)       $0.33        $0.27
Year ended 10/31/02 ...............   7.87          (0.14)       (1.80)       (1.94)
Year ended 10/31/01 ...............  13.09          (0.12)       (4.62)       (4.74)
Year ended 10/31/00 ...............  13.27          (0.22)        1.97         1.75
Year ended 10/31/99 ...............   8.90          (0.22)        5.43         5.21
Year ended 10/31/98 ...............   8.67          (0.12)        0.89         0.77

ALGER HEALTH SCIENCES PORTFOLIO

CLASS A
Six Months Ended 04/30/03 (iv)(v) .  $9.29         $(0.12)       $0.80        $0.68
From 5/1/02  (commencement of
  operations) to 10/31/2002 (v) ...  10.00          (0.06)       (0.65)       (0.71)




------------
(i)   Amount was computed based on average shares outstanding during the period.
(ii)  Does not reflect the effect of any sales charges.
(iii) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred January 8, 1999. (iv) Unaudited.
(v)   Ratios have been annualized; total return has not been annualized.

                       See Notes to Financial Statements.

                                                    Ratios/Supplemental Data
                                          ----------------------------------------------
                                                                   Ratio of
                                             Net        Ratio of      Net
                   Net                      Assets,     Expenses  Investment
  Distributions    Asset                    End of         to       Income
      from        Value,                    Period       Average  (Loss) to    Portfolio
  Net Realized    End of        Total       (000's        Net      Average     Turnover
      Gains       Period     Return (ii)   omitted)      Assets   Net Assets      Rate
  ------------   ---------  ------------  ---------     --------  ----------   ---------



     $   --       $ 6.54         5.0%     $  115,274      1.75%     (1.22)%      101.12%
         --         6.23        (24.1)        97,962       1.53     (1.06)       174.83
      (0.48)        8.21        (36.8)       179,365       1.40     (0.46)       102.58
      (1.93)       13.54         12.6        366,296       1.36     (0.66)       132.37
      (0.84)       13.57         63.9        147,929       1.44     (0.98)       186.93
      (0.54)        9.03         10.7         54,415       1.49     (0.67)       184.07


     $   --       $ 6.20          4.6%     $ 290,833       2.50%    (1.95)%      101.12%
         --         5.93        (24.8)       342,592       2.28     (1.82)       174.83
      (0.48)        7.88        (37.2)       572,068       2.15     (1.20)       102.58
      (1.93)       13.09         11.6      1,056,831       2.11     (1.41)       132.37
      (0.84)       13.28         63.0        594,971       2.21     (1.77)       186.93
      (0.54)        8.90          9.9        242,941       2.26     (1.48)       184.07


     $   --       $ 6.20         4.6%      $  47,333       2.50%    (1.94)%      101.12%
         --         5.93        (24.7)        53,936       2.28     (1.82)       174.83
      (0.48)        7.87        (37.2)        96,451       2.15     (1.20)       102.58
      (1.93)       13.09         11.7        180,663       2.12     (1.42)       132.37
      (0.84)       13.27         62.9         43,789       2.21     (1.80)       186.93
      (0.54)        8.90          9.9          2,967       2.25     (1.46)       184.07




         --       $ 9.97          7.3%      $  1,472       3.35%     (2.55)%     111.54%

         --         9.29         (7.1)           712       2.15      (1.43)       135.82

ALGER FUND                                                                  -38-
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                                     Income from
                                                                 Investment Operations
                                                             -----------------------------
                                                                                 Net
                                                                              Realized
                                                                                and
                                                  Net Asset        Net       Unrealized      Total
                                                   Value,      Investment       Gain         from
                                                 Beginning       Income      (Loss) on    Investment
                                                  of Period    (Loss) (i)    Investments  Operations
                                                  ---------    -----------   -----------  -----------
ALGER HEALTH SCIENCES PORTFOLIO (CONTINUED)

CLASS B
Six Months Ended 04/30/03 (iii)(iv) .........      $ 9.26         $(0.14)       $0.78         $0.64
From 5/1/02  (commencement of
  operations) to 10/31/2002 (iv) ............       10.00          (0.10)       (0.64)        (0.74)

CLASS C
Six Months Ended 04/30/03 (iii)(iv) .........      $ 9.26         $(0.15)       $0.79         $0.64
From 5/1/02  (commencement of
  operations) to 10/31/2002 (iv) ............       10.00          (0.10)       (0.64)        (0.74)

ALGER SMALLCAP AND MIDCAP PORTFOLIO

CLASS A
Six Months Ended 04/30/03 (iii)(iv) .........      $ 7.65         $(0.03)       $0.17         $0.14
From 5/8/02  (commencement of
  operations) to 10/31/2002 (iv) ............       10.00          (0.01)       (2.34)        (2.35)

CLASS B
Six Months Ended 04/30/03 (iii)(iv) .........      $ 7.63         $(0.06)       $0.17         $0.11
From 5/8/02  (commencement of
  operations) to 10/31/2002 (iv) ............       10.00          (0.09)       (2.28)        (2.37)

CLASS C
Six Months Ended 04/30/03 (iii)(iv) .........      $ 7.63         $(0.06)       $0.17         $0.11
From 5/8/02  (commencement of
  operations) to 10/31/2002 (iv) ............       10.00          (0.09)       (2.28)        (2.37)

ALGER MONEY MARKET PORTFOLIO
Six Months Ended 04/30/03 (iii)(iv) .........    $1.0000         $0.0021           --            --
Year ended 10/31/02 .........................     1.0000          0.0097           --            --
Year ended 10/31/01 .........................     1.0000          0.0387           --            --
Year ended 10/31/00 .........................     1.0000          0.0527           --            --
Year ended 10/31/99 .........................     1.0000          0.0423           --            --
Year ended 10/31/98 .........................     1.0000          0.0476           --            --

----------------
(i)   Amount was computed based on average shares outstanding during the period.
(ii)  Does not reflect the effect of any sales charges.
(iii) Unaudited.
(iv)  Ratios have been annualized; total return has not been annualized.


                       See Notes to Financial Statements.

                                                     Ratios/Supplemental Data
                                         ---------------------------------------------------
                                                                      Ratio of
                                             Net        Ratio of         Net
                   Net                      Assets,     Expenses     Investment
  Dividends        Asset                    End of         to          Income
  from Net        Value,                    Period       Average     (Loss) to    Portfolio
 Investment       End of         Total      (000's         Net         Average     Turnover
   Income         Period      Return (ii)  omitted)      Assets      Net Assets      Rate
 -----------     --------    ------------  --------     --------     ----------  -----------




        --        $9.90           6.9%      $1,098        4.10%        (3.31)%     111.54%

        --         9.26          (7.4)         325        2.91         (2.18)      135.82


        --        $9.90           6.9%      $  432        4.11%        (3.31)%     111.54%

        --         9.26          (7.4)         309        2.90         (2.17)      135.82




        --        $7.79           1.8%      $7,351        1.48%        (0.93)%      28.84%

        --         7.65         (23.5)       7,775        1.89         (1.57)       34.09


        --        $7.74           1.4%      $  506        2.24%        (1.71)%      28.84%

        --         7.63         (23.7)         269        2.64         (2.32)       34.09


        --        $7.74           1.4%      $  373        2.24%        (1.69)%      28.84%

        --        $7.63         (23.7)         254        2.64         (2.32)       34.09


  $(0.0021)     $1.0000           0.2%    $263,874        0.84%         0.42%          --
   (0.0097)      1.0000           1.0      330,213        0.79          0.99           --
   (0.0387)      1.0000           3.9      402,515        0.71          3.88           --
   (0.0527)      1.0000           5.4      233,526        0.78          5.14           --
   (0.0423)      1.0000           4.3      241,310        0.72          4.37           --
   (0.0476)      1.0000           4.9      172,862        0.76          4.84           --


THE ALGER FUND                                                              -40-
STATEMENTS OF ASSETS AND LIABILITIES
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS) (UNAUDITED)
April 30, 2003

                                                                                  Small
                                                                LargeCap         Capital-
                                                                 Growth           ization
                                                                Portfolio        Portfolio
                                                                ---------        ---------
 ASSETS:
Investments in securities, at value (identified cost*)--
 see accompanying schedules of investments .................   $  548,139        $ 164,379
Cash .......................................................           73               55
Receivable for investment securities sold ..................           --            2,221
Receivable for shares of beneficial interest sold ..........          359               93
Dividends and interest receivable ..........................          236               25
Prepaid expenses ...........................................          118               54
                                                                ---------        ---------
  Total Assets .............................................      548,925          166,827
                                                                ---------        ---------
LIABILITIES:
Payable for securities loaned ..............................       40,876               --
Payable for investment securities purchased ................           --            1,451
Payable for shares of beneficial interest redeemed .........        7,188              101
Accrued investment management fees .........................          299              112
Accrued transfer agent fees ................................          418              180
Accrued distribution fees ..................................          206               48
Accrued shareholder servicing fees .........................          100               33
Accrued expenses ...........................................          106               58
                                                                ---------        ---------
  Total Liabilities ........................................       49,193            1,983
                                                                ---------        ---------
NET ASSETS .................................................    $ 499,732        $ 164,844
                                                                =========        =========
Net Assets Consist of:
  Paid-in capital ..........................................    $ 883,366        $ 351,375
  Undistributed net investment income (accumulated loss) ...       (2,740)          (1,445)
  Undistributed net realized gain (accumulated loss) .......     (421,191)        (200,441)
  Net unrealized appreciation (depreciation) of investments        40,297           15,355
                                                                ---------        ---------
NET ASSETS .................................................    $ 499,732        $ 164,844
                                                                =========        =========
Class A
  Net Asset Value Per Share ................................    $    7.47        $    3.00
                                                                =========        =========
  Offering Price Per Share .................................    $    7.88        $    3.17
                                                                =========        =========
Class B
  Net Asset Value and Offering Price Per Share .............    $    7.04        $    2.82
                                                                =========        =========
Class C
  Net Asset Value Per Share ................................    $    7.04        $    2.82
                                                                =========        =========
  Offering Price Per Share .................................    $    7.11        $    2.85
                                                                =========        =========
Shares of beneficial interest outstanding--Note 6
  Class A ..................................................       20,476           27,669
                                                                =========        =========
  Class B ..................................................       44,473           27,822
                                                                =========        =========
  Class C ..................................................        4,776            1,173
                                                                =========        =========
 *Identified cost ..........................................    $ 507,842        $ 149,024
                                                                =========        =========





                       See Notes to Financial Statements.

                                                            SmallCap
                 MidCap         Capital       Health           and        Money
 Balanced        Growth      Appreciation    Sciences        MidCap      Market
 Portfolio      Portfolio      Portfolio     Portfolio      Portfolio   Portfolio
 ---------      ---------      ---------     ---------      ---------   ---------


 $ 268,733     $ 460,645     $  528,473     $    2,854     $   8,073    $ 243,840
        34            84             42             53            47          330
     1,649           897         41,397            137           241           --
       275         3,501            504             20            --       21,173
     1,251            24             74              2             1           --
        49            96            120             22            20           53
 ---------     ---------     ----------     ----------     ---------    ---------
   271,991       465,247        570,610          3,088         8,382      265,396
 ---------     ---------     ----------     ----------     ---------    ---------

    15,078            --         68,842             --            --           --
       830            --          3,968             79           141           --
     1,431         4,866         43,154             --            --        1,150
       153           280            336              2             5          108
       148           330            473              2             1          169
       107           173            225              1             1           --
        51            87             99              1             2           --
        62           128             73              1             2           95
 ---------     ---------     ----------     ----------     ---------    ---------
    17,860         5,864        117,170             86           152        1,522
 ---------     ---------     ----------     ----------     ---------    ---------
 $ 254,131     $ 459,383     $  453,440     $    3,002     $   8,230    $ 263,874
 =========     =========     ==========     ==========     =========    =========

 $ 329,163      $625,270     $1,110,882     $    2,929       $ 8,340     $264,091
       231        (3,678)        (4,171)           (26)          (39)          --
   (92,206)     (199,852)      (691,285)          (113)         (326)        (217)
    16,943        37,643         38,014            212           255           --
 ---------     ---------     ----------     ----------     ---------    ---------
 $ 254,131     $ 459,383     $  453,440     $    3,002     $   8,230    $ 263,874
 =========     =========     ==========     ==========     =========    =========

 $   16.37     $    5.82     $     6.54     $     9.97     $    7.79           --
 =========     =========     ==========     ==========     =========    =========
 $   17.28     $    6.14     $     6.90     $    10.52     $    8.22           --
 =========     =========     ==========     ==========     =========    =========

 $   16.03     $    5.47     $     6.20     $     9.90     $    7.74    $    1.00
 =========     =========     ==========     ==========     =========    =========

 $   16.10     $    5.46     $     6.20     $     9.90     $    7.74           --
 =========     =========     ==========     ==========     =========    =========
 $   16.26     $    5.52     $     6.26     $    10.00     $    7.82           --
 =========     =========     ==========     ==========     =========    =========

     4,662        28,248         17,617            148           943           --
 =========     =========     ==========     ==========     =========    =========
     8,527        45,646         46,902            111            65      264,116
 =========     =========     ==========     ==========     =========    =========
     2,553         8,315          7,636             44            48           --
 =========     =========     ==========     ==========     =========    =========
 $ 251,790     $ 423,002     $  490,459     $    2,642     $   7,818    $ 243,840
 =========     =========     ==========     ==========     =========    =========

THE ALGER FUND                                                              -42-
STATEMENTS OF OPERATIONS (IN THOUSANDS) (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 2003

                                                                            Small
                                                           LargeCap       Capital-
                                                            Growth         ization
                                                           Portfolio      Portfolio
                                                           --------       --------
Income:
 Dividends .............................................    $  2,092       $   145
 Interest ..............................................          95            60
                                                            --------       -------
 Total Income ..........................................       2,187           205
                                                            --------       -------

Expenses:
 Management fees--Note 3(a) ............................       1,812           592
 Distribution fees--Note 3(b):
   Class B .............................................       1,150           293
   Class C .............................................         123            12
 Shareholder servicing fees--Note 3(f) .................         604           174
 Interest on line of credit utilized--Note 5 ...........          41            --
 Custodian fees ........................................          34            13
 Transfer agent fees and expenses--Note 3(e) ...........       1,000           489
 Registration fees .....................................          13            36
 Miscellaneous .........................................         150            41
                                                            --------       -------
 Total Expenses ........................................       4,927         1,650
                                                            --------       -------
NET INVESTMENT INCOME (LOSS) ...........................      (2,740)       (1,445)
                                                            --------       -------
REALIZED AND UNREALIZED GAIN(LOSS)
 ON INVESTMENTS AND WRITTEN OPTIONS
Net realized gain (loss) on investments and written ....     (41,827)       (7,250)
Net change in unrealized appreciation (depreciation)
  options on investments and written options ...........      64,751        18,182
                                                            --------       -------
Net realized and unrealized gain on investments
and written options ....................................      22,924        10,932
                                                            --------       -------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ......................................    $ 20,184       $ 9,487
                                                            ========       =======








                       See Notes to Financial Statements.

                                                            SmallCap
                  MidCap         Capital       Health          and         Money
   Balanced       Growth      Appreciation    Sciences       MidCap       Market
   Portfolio     Portfolio      Portfolio     Portfolio     Portfolio    Portfolio
   ---------     ---------      ---------     ---------     ---------    ---------

    $   651      $    506       $  1,103       $      7      $     17     $     --
      2,199           164            178             --             5        1,731
    -------      --------       --------       --------      --------     --------
      2,850           670          1,281              7            22        1,731
    -------      --------       --------       --------      --------     --------


        938         1,704          1,985              8            34          686

        497           894          1,185              2             1           --
        160           165            179              1             1           --
        313           533            584              2            10           --
         --            13              8             --            --           --
         25            35             39              6             4           23
        339           804          1,337              5             3          332
         28            66             31              8             6           53
         56           134            104              1             2           55
    -------      --------       --------       --------      --------     --------
      2,356         4,348          5,452             33            61        1,149
    -------      --------       --------       --------      --------     --------
        494        (3,678)        (4,171)           (26)          (39)         582
    -------      --------       --------       --------      --------     --------


     (8,441)      (10,623)       (29,169)           (17)        (241)           56

     16,904        38,116         53,474            217           398           --
    -------      --------       --------       --------      --------     --------

      8,463        27,493         24,305            200           157           56
    -------      --------       --------       --------      --------     --------

    $ 8,957      $ 23,815       $ 20,134       $    174      $    118     $    638
    =======      ========       ========       ========      ========     ========

THE ALGER FUND                                                              -44-
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

                                                                     LargeCap
                                                                      Growth
                                                                     Portfolio
                                                            ----------------------------
                                                                For the
                                                              Six Months        For the
                                                                 Ended        Year Ended
                                                            April 30, 2003    October 31,
                                                              (Unaudited)        2002
                                                              -----------    ------------
Net investment income (loss) .............................     $  (2,740)     $  (7,301)
Net realized gain (loss) on investments
and written options ......................................       (41,827)      (194,809)
Net change in unrealized appreciation (depreciation)
  on investments and written options .....................        64,751         19,221
                                                               ---------      ---------
Net increase (decrease) in net assets
  resulting from operations ..............................        20,184       (182,889)
                                                               ---------      ---------
Dividends to shareholders from:
 Net investment income
  Class A ................................................            --             --
  Class B ................................................            --             --
  Class C ................................................            --             --
                                                               ---------      ---------
Total dividends to shareholders ..........................            --             --
                                                               ---------      ---------
Increase (decrease) from shares of beneficial interest
 transactions:
  Class A ................................................        14,692        (40,996)
  Class B ................................................       (21,823)      (146,914)
  Class C ................................................        (2,407)        (1,440)
                                                               ---------      ---------
Net increase (decrease) from shares of
beneficial interest transactions--Note 6 .................        (9,538)      (189,350)
                                                               ---------      ---------
 Total increase (decrease) ...............................        10,646       (372,239)
Net Assets:
 Beginning of period .....................................       489,086        861,325
                                                               ---------      ---------
 End of period ...........................................     $ 499,732      $ 489,086
                                                               =========      =========
Undistributed net investment income (accumulated loss) ...     $  (2,740)     $      --
                                                               =========      =========







                       See Notes to Financial Statements.

                Small                                                              MidCap
           Capitalization                       Balanced                           Growth
              Portfolio                         Portfolio                         Portfolio
    -----------------------------     ----------------------------       ---------------------------
       For the                            For the                            For the
     Six Months         For the         Six Months         For the         Six Months        For the
       Ended         Year Ended           Ended         Year Ended           Ended         Year Ended
   April 30, 2003     October 31,     April 30, 2003    October 31,     April 30, 2003     October 31,
     (Unaudited)         2002           (Unaudited)        2002           (Unaudited)         2002
     -----------      -----------       -----------     -----------       -----------      -----------
     $  (1,445)        $ (3,564)         $     494       $  3,133          $  (3,678)        $ (8,963)

        (7,250)         (25,959)            (8,441)       (45,399)           (10,623)        (111,133)

        18,182           (2,977)            16,904            617             38,116            6,689
     ---------        ---------          ---------       --------          ---------         --------

         9,487          (32,500)             8,957        (41,649)            23,815         (113,407)
     ---------        ---------          ---------       --------          ---------         --------


            --               --             (1,359)        (2,370)                --               --
            --               --             (1,356)        (2,209)                --               --
            --               --               (407)          (811)                --               --
     ---------        ---------          ---------       --------          ---------         --------
            --               --             (3,122)        (5,390)                --               --
     ---------        ---------          ---------       --------          ---------         --------


        31,345           (7,328)            (3,345)        (8,498)            22,855           13,550
        (7,045)         (27,917)            (3,723)         2,130            (10,665)        (114,847)
           (53)            (102)            (5,389)        (3,239)            (3,174)           6,553
     ---------        ---------          ---------       --------          ---------         --------

        24,247          (35,347)           (12,457)        (9,607)             9,016          (94,744)
     ---------        ---------          ---------       --------          ---------         --------
        33,734          (67,847)            (6,622)       (56,646)            32,831         (208,151)

       131,110          198,957            260,753        317,399            426,552          634,703
     ---------        ---------          ---------       --------          ---------         --------
     $ 164,844        $ 131,110          $ 254,131       $260,753          $ 459,383         $426,552
     =========        =========          =========       ========          =========         ========
     $  (1,445)       $      --          $     231       $  2,859          $  (3,678)        $     --
     =========        =========          =========       ========          =========         ========

THE ALGER FUND                                                              -46-
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)



                                                                      Capital
                                                                   Appreciation
                                                                     Portfolio
                                                            --------------------------
                                                              For the
                                                            Six Months        For the
                                                               Ended        Year Ended
                                                          April 30, 2003    October 31,
                                                            (Unaudited)        2002
                                                            -----------     -----------
Net investment income (loss) ...........................     $  (4,171)      $ (12,119)
Net realized gain (loss) on investments
and written options ....................................       (29,169)       (209,158)
Net change in unrealized appreciation (depreciation)
on investments and written options .....................        53,474          38,808
                                                             ---------       ---------
  Net increase (decrease) in net assets
  resulting from operations ............................        20,134        (182,469)
                                                             ---------       ---------
Dividends to shareholders from:
 Net investment income
  Class A ..............................................            --              --
  Class B ..............................................            --              --
  Class C ..............................................            --              --
                                                             ---------       ---------
Total dividends to shareholders ........................            --              --
                                                             ---------       ---------
Increase (decrease) from shares of beneficial
 interest transactions:
  Class A ..............................................        11,986         (41,859)
  Class B ..............................................       (64,776)       (105,997)
  Class C ..............................................        (8,394)        (23,069)
                                                             ---------       ---------
Net increase (decrease) from shares of
beneficial interest transactions--Note 6 ...............       (61,184)       (170,925)
                                                             ---------       ---------
 Total increase (decrease) .............................       (41,050)       (353,394)
Net Assets:
 Beginning of period ...................................       494,490         847,884
                                                             ---------       ---------
 End of period .........................................     $ 453,440        $494,490
                                                             =========       =========
Undistributed net investment income (accumulated loss) .     $  (4,171)       $     --
                                                             =========       =========

 * Commenced operations May 1, 2002.
** Commenced operations May 8, 2002.





                       See Notes to Financial Statements.

                                            SmallCap
             Health                           and                             Money
            Sciences                         MidCap                          Market
            Portfolio                       Portfolio                       Portfolio
    ------------------------      ---------------------------       --------------------------
     For the        For the           For the       For the           For the
   Six Months       Period          Six Months      Period          Six Months        For the
      Ended         Ended             Ended          Ended             Ended        Year Ended
 April 30, 2003   October 31,     April 30, 2003   October 31,     April 30, 2003   October 31,
   (Unaudited)      2002*          (Unaudited)        2002**         (Unaudited)       2002
   -----------   -----------       -----------     -----------      -----------     ----------

     $  (26)       $  (11)           $  (39)        $    (8)          $    582       $   2,939

        (17)          (96)             (241)            (85)                56              --

        217            (5)              398            (143)                --              --
     ------        ------            ------         -------           --------       ---------

        174          (112)              118            (236)               638           2,939
     ------        ------            ------         -------           --------       ---------


         --            --                --              --                 --              --
         --            --                --              --               (582)         (2,939)
         --            --                --              --                 --              --
     ------        ------            ------         -------           --------       ---------
         --            --                --              --               (582)         (2,939)
     ------        ------            ------         -------           --------       ---------

        673           773              (520)          7,853                 --              --
        714           351               225             348            (66,395)        (72,302)
         95           334               109             333                 --              --
     ------        ------            ------         -------           --------       ---------

      1,482         1,458              (186)          8,534            (66,395)        (72,302)
     ------        ------            ------         -------           --------       ---------
      1,656         1,346               (68)          8,298            (66,339)        (72,302)

      1,346            --             8,298              --            330,213         402,515
     ------        ------            ------         -------           --------       ---------
     $3,002        $1,346             8,230         $ 8,298           $263,874        $330,213
     ======        ======            ======         =======           ========       =========
     $  (26)       $   --            $  (39)        $    --           $     --        $     --
     ======        ======            ======         =======           ========       =========

THE ALGER FUND                                                              -48-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


NOTE 1 -- GENERAL:

      The Alger Fund (the "Fund") is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing an unlimited number of shares of beneficial interest in eight portfolios--LargeCap Growth Portfolio, Small Capitalization Portfolio, Balanced Portfolio, MidCap Growth Portfolio, Capital Appreciation Portfolio, Health Sciences Portfolio, SmallCap and MidCap Portfolio and Money Market Portfolio (the "Portfolios"). The LargeCap Growth Portfolio, Small Capitalization Portfolio, MidCap Growth Portfolio, Capital Appreciation Portfolio, Health Sciences Portfolio and SmallCap and MidCap Portfolio normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. The Money Market Portfolio's investment objective is high current income which it seeks to achieve by investing in short-term instruments.

      Each Portfolio, other than the Money Market Portfolio, offers Class A, Class B and Class C shares. Class A shares are generally subject to an initial sales charge while Class B shares are generally subject to a deferred sales charge. Class C shares are generally subject to an initial sales charge and a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Each class has identical rights to assets and earnings except that only Class B and Class C shares have plans of distribution and bear the related expenses.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES:

(A) INVESTMENT VALUATION: Investments of the Portfolios, other than the Money Market Portfolio, are valued on each day the NewYork Stock Exchange (the "NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

      Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

THE ALGER FUND                                                              -49-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

      The investments of the Money Market Portfolio, and short-term securities held by the other Portfolios having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(C) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

(D) OPTION WRITING: When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(E) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio's total assets, as defined. The Portfolios earn fees on the securities loaned, which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current

THE ALGER FUND                                                              -50-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any required additional collateral is delivered to the Portfolios on the next business day. At April 30, 2003, the value of securities loaned and collateral received thereon were as follows:

                                                  VALUE OF
                                                  SECURITIES          VALUE OF
                                                    LOANED           COLLATERAL
                                                  ---------          ---------
LargeCap Growth Portfolio ....................    $39,448,235       $40,875,561
Small Capitalization Portfolio ...............      1,242,972         1,366,758
Balanced Portfolio ...........................     14,474,997        15,078,153
MidCap Growth Portfolio ......................     21,377,950        22,730,502
Capital Appreciation Portfolio ...............     65,943,967        68,842,368
Health Sciences Portfolio ....................             --                --
SmallCap and MidCap Portfolio ................             --                --
Money Market Portfolio .......................             --                --


(F) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded on the ex-dividend date.

      The Money Market Portfolio declares dividends daily from net investment income; such dividends are paid monthly. The dividends from net investment income of the other Portfolios are declared and paid annually.

      With respect to all Portfolios, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

      Each class is treated separately in determining the amounts of dividends of net investment income and capital gains payable to holders of its shares.

      The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolios' distributions, other than the Money Market Portfolio, may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

      At October 31, 2002, the LargeCap Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio, the Health Sciences Portfolio, the SmallCap and MidCap Portfolio and the Money Market Portfolio reclassified approximately $17,004,000, $7,750,000, $605,000, $18,318,000, $23,996,000, $11,000, $7,000 and
$0 respectively, from undistributed net investment income (accumulated loss) and $688,000, $668,000, $195,000, $4,697,000, $40,000, $0, $0 and $24,000,
respectively, from undistributed net realized gain (accumulated loss) to paid-in capital.

THE ALGER FUND                                                              -51-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Reclassifications result primarily from the difference in tax treatment of net operating losses. The reclassifications had no impact on the net asset values of the Portfolios and are designed to present the Portfolios' capital accounts on a tax basis.

(G) FEDERAL INCOME TAXES: It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided a Portfolio maintains such compliance, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance. At October 31, 2002, the net capital loss carryforwards of the LargeCap Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio, the Health Sciences Portfolio, the SmallCap and MidCap Portfolio and the Money Market Portfolio, which may be used to offset future net realized gains, were approximately $330,933,994, $192,370,254, $69,449,085,
$154,952,867,  $655,407,889,  $86,171, $82,866 and $273,000,  respectively,  and expire between 2003 and 2010.

(H) ALLOCATION METHODS: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Portfolio, other than the Money Market Portfolio, are allocated among the Portfolio's classes based on relative net assets, with the exception of distribution fees, which are only applicable to Class B and Class C shares.
(I) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3 -- INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and are computed based on the value of the average daily net assets of each Portfolio at the following annual rates:

THE ALGER FUND                                                              -52-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

LargeCap Growth Portfolio .........................  .75%
Small Capitalization Portfolio ....................  .85
Balanced Portfolio ................................  .75
MidCap Growth Portfolio ...........................  .80
Capital Appreciation Portfolio ....................  .85
Health Sciences Portfolio .........................  .85
SmallCap and MidCap Portfolio .....................  .85
Money Market Portfolio ............................  .50

(B) DISTRIBUTION FEES: Class B Shares--The Fund has adopted an Amended and Restated Plan of Distribution pursuant to which Class B shares of each
Portfolio, other than the Money Market Portfolio, reimburse Fred Alger & Company, Incorporated, the Fund's distributor and an affiliate of Alger Management (the "Distributor"), for costs and expenses incurred by the Distributor in connection with advertising, marketing and selling the Class B shares. The distribution fee is not to exceed an annual rate of .75% of the respective average daily net assets of the Class B shares of the designated Portfolios. If in any month, the costs incurred by the Distributor relating to the Class B shares are in excess of the distribution fees charged to the Class B shares of the Portfolios, the excess may be carried forward, with interest, and sought to be reimbursed in future periods. As of April 30, 2003, such excess carried forward was approximately $18,932,000, $16,248,000, $4,901,000,
$7,212,000,  $24,440,000, $13,000 and $12,000 for Class B shares of the LargeCap
Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio, the Health Sciences Portfolio and the SmallCap and MidCap Portfolio, respectively. Contingent deferred sales charges imposed on redemptions of Class B shares will reduce the amount of distribution expenses for which reimbursement may be sought. See Note 3(c) below.

CLASS C SHARES--The Fund has adopted a Distribution Plan pursuant to which Class C shares of each Portfolio, other than the Money Market Portfolio, pay the Distributor a fee at the annual rate of .75% of the respective average daily net assets of the Class C shares of the designated Portfolios to compensate the Distributor for its activities and expenses incurred in distributing the Class C shares. The fees charged may be more or less than the expenses incurred by the Distributor.

(C) SALES CHARGES: The purchases and sales of shares of the Portfolios, other than the Money Market Portfolio, may be subject to initial sales charges or contingent deferred sales charges. For the six months ended April 30, 2003, the initial sales charges and contingent deferred sales charges retained by the Distributor were approximately $24,000 and $2,067,000, respectively. The contingent deferred sales charges are used by the Distributor to offset distribution expenses previously incurred. Sales charges do not represent expenses of the Fund.

THE ALGER FUND                                                              -53-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

(D) BROKERAGE COMMISSIONS: During the six months ended April 30, 2003, the LargeCap Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio, the Health Sciences Portfolio and the SmallCap and MidCap Portfolio paid the Distributor commissions of $1,783,846, $132,624, $530,350, $1,392,928,
$1,007,132, $4,333, and $13,113, respectively, in connection with securities transactions.

(E) TRANSFER AGENT FEES AND EXPENSES: Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, serves as transfer agent for the Fund. During the six months ended April 30, 2003, the LargeCap Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio, the Health Sciences Portfolio, the SmallCap and MidCap Portfolio and the Money Market Portfolio incurred fees of $748,050, $406,750, $211,375, $564,850, $1,045,900, $5,342, $3,285 and
$218,900, respectively, for services provided by Alger Services. In addition, during the six months ended April 30, 2003, the LargeCap Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio, the Health Sciences Portfolio, the SmallCap and MidCap Portfolio and the Money Market Portfolio reimbursed Alger Services $252,111, $82,187, $127,713, $238,774, $291,202, $26, $12 and
$113,593, respectively, for transfer agent related expenses paid by Alger Services on behalf of the Portfolios.

(F) SHAREHOLDER SERVICING FEES: The Fund has entered into a shareholder servicing agreement with the Distributor whereby the Distributor provides each Portfolio, other than the Money Market Portfolio, with ongoing servicing of shareholder accounts. As compensation for such services, each designated Portfolio pays the Distributor a monthly fee at an annual rate equal to .25% of
each  Portfolio's   average  daily  net  assets.

(G) OTHER TRANSACTIONS WITH AFFILIATES: Certain trustees and officers of the Fund are directors and officers of Alger Management, the Distributor and Alger Services.

THE ALGER FUND                                                              -54-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


NOTE 4 -- SECURITIES TRANSACTIONS:

(a) The following summarizes the securities transactions by the Fund, other than short-term securities, for the six months ended April 30, 2003:

                                                  PURCHASES           SALES
                                                 -----------          -----
LargeCap Growth Portfolio ..................     $594,344,527      $667,880,961
Small Capitalization Portfolio .............       75,706,241        54,813,792
Balanced Portfolio .........................      228,130,154       247,275,358
MidCap Growth Portfolio ....................      558,842,490       598,127,475
Capital Appreciation Portfolio .............      452,725,975       499,461,276
Health Sciences Portfolio ..................        2,824,587         1,900,444
SmallCap and MidCap Portfolio ..............        8,870,133         1,908,598

      Transactions in options for the Capital Appreciation Portfolio during the six months ended April 30, 2003, were as follows:

                                                 NUMBER OF           PREMIUMS
                                                 CONTRACTS           RECEIVED
                                                 ---------          ----------
Call options outstanding
 at October 31, 2002 .........................          1,500         $ 331,990
Call options written .........................            500            78,498
Call options exercised .......................         (2,000)         (410,488)
                                                       ------         ---------
Call options outstanding
 at April 30, 2003 ...........................             --         $      --
                                                       ======         =========

NOTE 5 -- LINES OF CREDIT:

      The Fund has both committed and uncommitted lines of credit with banks. All borrowings have variable interest rates and are payable on demand. With the exception of the Capital Appreciation Portfolio, the Fund borrows under such lines of credit exclusively for temporary or emergency purposes.

      The Capital Appreciation Portfolio may borrow under these lines up to 1/3 of the value of its assets, as defined, to purchase additional securities. To the extent the Capital Appreciation Portfolio borrows under these lines, it must pledge securities with a total value of at least twice the amount borrowed.

THE ALGER FUND                                                              -55-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


NOTE 6 -- SHARE CAPITAL:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into eight series. Each series, other than the Money Market Portfolio, is divided into three separate classes. The transactions of shares of beneficial interest were as follows:

                                         FOR THE SIX MONTHS ENDED              FOR THE YEAR ENDED
                                             APRIL 30, 2003                     OCTOBER 31, 2002
                                          SHARES           AMOUNT           SHARES            AMOUNT
                                          ------           ------           ------            ------
Alger LargeCap Growth Portfolio
 Class A:
  Shares sold ......................    150,679,277    $1,063,019,087      276,614,134    $2,387,509,535
  Shares converted from Class B ....        469,026         3,323,542        1,749,698        15,696,030
  Shares redeemed ..................   (148,901,356)   (1,051,650,787)    (284,490,956)   (2,444,201,552)
                                       ------------    --------------    -------------    --------------
  Net increase (decrease) ..........      2,246,947    $   14,691,842       (6,127,124)   $  (40,995,987)
                                       ============    ==============    =============    ==============
 Class B:
  Shares sold ......................      8,618,338    $   58,549,951       35,159,786    $  310,215,398
  Shares converted to Class A ......       (497,356)       (3,323,542)      (1,843,078)      (15,696,030)
  Shares redeemed ..................    (11,528,951)      (77,049,301)     (49,901,424)     (441,432,982)
                                       ------------    --------------    -------------    --------------
  Net decrease .....................     (3,407,969)   $  (21,822,892)     (16,584,716)   $ (146,913,614)
                                       ============    ==============    =============    ==============
 Class C:
  Shares sold ......................        957,099    $    6,443,314        2,776,017    $   23,550,591
  Shares redeemed ..................     (1,332,217)       (8,851,038)      (3,049,262)      (24,990,877)
                                       ------------    --------------    -------------    --------------
  Net decrease .....................       (375,118)   $   (2,407,724)        (273,245)   $   (1,440,286)
                                       ============    ==============    =============    ==============
Alger Small Capitalization Portfolio
 Class A:
  Shares sold ......................     20,323,860    $   56,578,602       94,504,077    $  341,706,969
  Shares converted from Class B ....      1,325,788         3,808,613        2,986,009        10,407,905
  Shares redeemed ..................    (10,177,486)      (29,042,773)     (99,421,127)     (359,443,070)
                                       ------------    --------------    -------------    --------------
  Net increase (decrease) ..........     11,472,162    $   31,344,442       (1,931,041)   $   (7,328,196)
                                       ============    ==============    =============    ==============
 Class B:
  Shares sold ......................      1,953,629    $    5,290,570        9,414,875    $   32,100,768
  Shares converted to Class A ......     (1,410,657)       (3,808,613)      (3,159,766)      (10,407,905)
  Shares redeemed ..................     (3,210,983)       (8,526,620)     (14,656,966)      (49,609,672)
                                       ------------    --------------    -------------    --------------
  Net decrease .....................     (2,668,011)   $   (7,044,663)      (8,401,857)   $  (27,916,809)
                                       ============    ==============    =============    ==============
 Class C:
  Shares sold ......................        130,211    $      353,743          488,977    $    1,667,217
  Shares redeemed ..................       (153,489)         (406,288)        (553,280)       (1,768,580)
                                       ------------    --------------    -------------    --------------
  Net decrease .....................        (23,278)   $      (52,545)         (64,303)   $     (101,363)
                                       ============    ==============    =============    ==============

THE ALGER FUND                                                              -56-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                        FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                            APRIL 30, 2003                       OCTOBER 31, 2002
                                       SHARES             AMOUNT            SHARES             AMOUNT
                                       ------             ------            ------             ------
Alger Balanced Portfolio
 Class A:
  Shares sold .................         6,628,753    $   103,619,780          9,842,769    $   174,336,003
  Shares converted from Class B            17,193            273,394             59,378          1,057,572
  Dividends reinvested ........            81,529          1,277,555            119,803          2,245,114
  Shares redeemed .............        (6,945,486)      (108,515,529)       (10,574,844)      (186,136,914)
                                  ---------------    ---------------    ---------------    ---------------
  Net decrease ................          (218,011)   $    (3,344,800)          (552,894)   $    (8,498,225)
                                  ===============    ===============    ===============    ===============
 Class B:
  Shares sold .................           968,360    $    14,623,768          3,213,303    $    56,372,933
  Dividends reinvested ........            80,559          1,238,989            110,294          2,028,302
  Shares converted to Class A .           (17,548)          (273,394)           (60,686)        (1,057,572)
  Shares redeemed .............        (1,279,529)       (19,312,408)        (3,227,636)       (55,213,659)
                                  ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) .....          (248,158)   $    (3,723,045)            35,275    $     2,130,004
                                  ===============    ===============    ===============    ===============
 Class C:
  Shares sold .................           667,786    $    10,275,822            999,848    $    17,816,624
  Dividends reinvested ........            24,499            378,516             39,698            732,826
  Shares redeemed .............        (1,042,652)       (16,042,948)        (1,272,643)       (21,788,159)
                                  ---------------    ---------------    ---------------    ---------------
  Net decrease ................          (350,367)   $    (5,388,610)          (233,097)   $    (3,238,709)
                                  ===============    ===============    ===============    ===============
Alger MidCap Growth Portfolio
 Class A:
  Shares sold .................       217,779,233    $ 1,192,782,673        484,600,552    $ 3,169,121,933
  Shares converted from Class B           417,305          2,613,037          2,030,059         13,970,774
  Shares redeemed .............      (214,222,850)    (1,172,540,916)      (484,654,290)    (3,169,542,793)
                                  ---------------    ---------------    ---------------    ---------------
  Net increase ................         3,973,688    $    22,854,794          1,976,321    $    13,549,914
                                  ===============    ===============    ===============    ===============

 Class B:
  Shares sold .................        10,041,363    $    52,615,576         46,342,558    $   308,895,344
  Shares converted to Class A .          (500,931)        (2,613,037)        (2,145,231)       (13,970,774)
  Shares redeemed .............       (11,685,526)       (60,666,943)       (61,286,740)      (409,771,776)
                                  ---------------    ---------------    ---------------    ---------------
  Net decrease ................        (2,145,094)   $   (10,664,404)       (17,089,413)   $  (114,847,206)
                                  ===============    ===============    ===============    ===============
 Class C:
  Shares sold .................         2,325,368    $    11,942,188          4,806,051    $    31,510,115
  Shares redeemed .............        (2,964,956)       (15,116,285)        (4,016,802)       (24,957,532)
                                  ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) .....          (639,588)   $    (3,174,097)           789,249    $     6,552,583
                                  ===============    ===============    ===============    ===============

THE ALGER FUND                                                              -57-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                          FOR THE SIX MONTHS ENDED             FOR THE YEAR ENDED
                                               APRIL 30, 2003                   OCTOBER 31, 2002
                                          SHARES           AMOUNT          SHARES           AMOUNT
                                          ------           ------          ------           ------
Alger Capital Appreciation Portfolio
 Class A:
   Shares sold .....................    130,545,163    $ 800,825,533     220,578,172    $ 1,757,855,537
   Shares converted from Class B ...        132,100          816,092         574,232          4,710,417
   Shares redeemed .................   (128,776,340)    (789,655,319)   (227,273,301)    (1,804,425,219)
                                       ------------    -------------    ------------    ---------------
  Net increase (decrease) ..........      1,900,923    $  11,986,306      (6,120,897)   $   (41,859,265)
                                       ============    =============    ============    ===============
 Class B:
   Shares sold .....................      3,421,180    $  20,055,010      21,486,880    $   169,888,476
   Shares converted to Class A .....       (139,177)        (816,092)       (600,311)        (4,710,417)
   Shares redeemed .................    (14,133,640)     (84,014,731)    (35,756,828)      (271,175,148)
                                       ------------    -------------    ------------    ---------------
   Net decrease ....................    (10,851,637)   $ (64,775,813)    (14,870,259)   $  (105,997,089)
                                       ============    =============    ============    ===============
 Class C:
  Shares sold ......................      1,637,216    $   9,372,670       5,096,484    $    38,764,304
  Shares redeemed ..................     (3,097,110)     (17,767,193)     (8,250,993)       (61,833,849)
                                       ------------    -------------    ------------    ---------------
  Net decrease .....................     (1,459,894)   $  (8,394,523)     (3,154,509)   $   (23,069,545)
                                       ============    =============    ============    ===============
Alger Health Sciences Portfolio*
 Class A:
  Shares sold ......................         71,102    $     673,637          89,151    $       887,740
  Shares converted from Class B ....            639            6,290              --                 --
  Shares redeemed ..................           (774)          (7,251)        (12,494)          (114,207)
                                       ------------    -------------    ------------    ---------------
  Net increase .....................         70,967    $     672,676          76,657    $       773,533
                                       ============    =============    ============    ===============
 Class B:
  Shares sold ......................         89,395    $     835,710          38,742    $       385,314
  Shares converted to Class A ......           (634)          (6,290)             --                 --
  Shares redeemed ..................        (12,902)        (115,645)         (3,665)           (34,641)
                                       ------------    -------------    ------------    ---------------
  Net increase .....................         75,859    $     713,775          35,077    $       350,673
                                       ============    =============    ============    ===============
 Class C:
  Shares sold ......................         10,265    $      95,771          33,383    $       333,804
  Shares redeemed ..................            (26)            (244)             --                 --
                                       ------------    -------------    ------------    ---------------
  Net increase .....................         10,239    $      95,527          33,383    $       333,804
                                       ============    =============    ============    ===============

   *Initially offered May 1, 2002.

THE ALGER FUND                                                              -58-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                FOR THE SIX MONTHS                   FOR THE YEAR ENDED
                                                  APRIL 30, 2003                      OCTOBER 31, 2002
                                            SHARES             AMOUNT             SHARES             AMOUNT
                                            ------             ------             ------             ------
Alger SmallCap and MidCap Portfolio**
 Class A:
  Shares sold .......................            20,563    $       154,134          1,016,307    $     7,853,142
  Shares redeemed ...................           (93,672)          (673,739)                --                 --
                                        ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) ...........           (73,109)   $      (519,605)         1,016,307    $     7,853,142
                                        ---------------    ---------------    ---------------    ---------------
 Class B:
  Shares sold .......................            31,123    $       232,942             35,306    $       347,740
  Shares redeemed ...................            (1,115)            (8,189)                --                 --
                                        ---------------    ---------------    ---------------    ---------------
  Net increase ......................            30,008    $       224,753             35,306    $       347,740
                                        ===============    ===============    ===============    ===============
 Class C:
  Shares sold .......................            15,820    $       115,921             33,370    $       333,611
  Shares redeemed ...................            (1,040)            (7,398)                --                 --
                                        ---------------    ---------------    ---------------    ---------------
  Net increase ......................            14,780    $       108,523             33,370    $       333,611
                                        ===============    ===============    ===============    ===============
Alger Money Market Portfolio
  Shares sold .......................     3,295,952,057    $ 3,295,952,057      7,873,620,498    $ 7,873,620,498
  Dividends reinvested ..............           459,124            459,124          2,277,848          2,277,848
  Shares redeemed ...................    (3,362,806,007)    (3,362,806,007)    (7,948,200,446)    (7,948,200,446)
                                        ---------------    ---------------    ---------------    ---------------
  Net decrease ......................       (66,394,826)   $   (66,394,826)       (72,302,100)   $   (72,302,100)
                                        ===============    ===============    ===============    ===============

  **Initially offered May 8, 2002.

NOTE 7 -- TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions paid by the Portfolios during the six months ended April 30, 2003,and the year ended October 31, 2002, consisted entirely of ordinary income.

      As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

LargeCap Growth Portfolio
  Undistributed ordinary income .................................            --
  Undistributed long-term gain ..................................            --
  Capital loss carryforward .....................................  $330,933,994
  Unrealized appreciation (depreciation) ........................   (72,884,137)

Small Capitalization Portfolio
  Undistributed ordinary income .................................            --
  Undistributed long-term gain ..................................            --
  Capital loss carryforward .....................................  $192,370,254
  Unrealized appreciation (depreciation) ........................    (3,647,895)

Balanced Portfolio
  Undistributed ordinary income .................................  $  3,133,079
  Undistributed long-term gain ..................................            --
  Capital loss carryforward .....................................    69,449,085
  Unrealized appreciation (depreciation) ........................   (14,276,570)

MidCap Growth Portfolio
  Undistributed ordinary income .................................            --
  Undistributed long-term gain ..................................            --
  Capital loss carryforward .....................................  $154,952,867
  Unrealized appreciation (depreciation) ........................   (34,749,383)

THE ALGER FUND                                                              -59-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


Capital Appreciation Portfolio
  Undistributed ordinary income ..............................               --
  Undistributed long-term gain ...............................               --
  Capital loss carryforward ..................................     $655,407,889
  Unrealized appreciation (depreciation) .....................      (22,168,186)
Health Sciences Portfolio
  Undistributed ordinary income ..............................               --
  Undistributed long-term gain ...............................               --
  Capital loss carryforward ..................................     $     86,171
  Unrealized appreciation (depreciation) .....................          (14,016)
SmallCap and MidCap Portfolio
  Undistributed ordinary income ..............................               --
  Undistributed long-term gain ...............................               --
  Capital loss carryforward ..................................     $     82,866
  Unrealized appreciation (depreciation) .....................         (145,180)
Money Market Portfolio
  Undistributed ordinary income ..............................               --
  Undistributed long-term gain ...............................               --
  Capital loss carryforward ..................................     $    273,131
  Unrealized appreciation (depreciation)                                     --

      The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

                      [This Page Intentionally Left Blank]

THE ALGER FUND


111 Fifth Avenue
New York, NY 10003
(800) 992-3863
www.alger.com


INVESTMENT MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302


TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


This report is submitted for the general information of the shareholders of The Alger Fund. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies, fees and expenses as well as other pertinent information.

                                                             PRESORTED
                                                              STANDARD
                                                             US POSTAGE
                                                                PAID
                                                          FARMINGDALE, NY
                                                           PERMIT NO. 225





SAA L1

Item 2. CODE OF ETHICS

Not applicable.


Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.


Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.


Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


Item 6. Reserved


Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.


Item 8. Reserved


Item 9. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) In the last 90 days, there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.


Item 10. EXHIBITS

(a) Not applicable.

(b) Attached hereto

         Exhibit 99.CERT Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Fund

By:   /s/ Fred M. Alger
      ----------------------
      Fred M. Alger
      Chairman and President

Date: July 8, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Fred M. Alger
      ---------------------
      Fred M. Alger
      Chairman and President

Date: July 8, 2003


By:   /s/ Gregory S. Duch
      ---------------------
      Gregory S. Duch
      Treasurer

Date: July 8, 2003